UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Item 1: Reports to Shareholders
Management’s Discussion of Fund Performance
Munder S&P MidCap Index Equity Fund
Munder S&P SmallCap Index Equity Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Portfolio of Investments
Portfolio of Investments
Notes to Financial Statements
Report of Ernst & Young LLP, Independent Auditors
Portfolio of Investments
Munder Institutional Government Money Market Fund
Munder Institutional Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Ernst & Young LLP, Independent Auditors
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Ernst & Young LLP, Independent Auditors
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committee of Listed Registrants
Item 6. [Reserved]
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies
Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 9. Submissions of Matters to a Vote of Security Holders
Item 10. Controls and Procedures
Item 11. Exhibits
SIGNATURES
Exhibit Index
Code of Ethics
Certifications Required by Rule 30a-2(a)
Certifications Required by Rule 30a-2(b)

Item 1: Reports to Shareholders

ANNUAL REPORT
December 31, 2003
The Munder S&P ®
Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund Munder S&P® SmallCap Index Equity Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March powered the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, to a 28.69% return for 2003. The rally was broad-based, with all ten economic sectors of the S&P 500® universe generating positive performance during the period. U.S. small-capitalization stocks, as measured by the S&P® SmallCap 600 Index, had an even more robust 38.79% return in 2003. In contrast to the improved stock market, the bond market weakened significantly in 2003. The Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a 4.10% return for the year.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the S&P® Index Funds through its World Asset Management division. World Asset Management has focused on quantitative and indexed products since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Funds covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
Portfolio of Investments:
1	Munder S&P® MidCap Index Equity Fund
16	Munder S&P® SmallCap Index Equity Fund
36	Statements of Assets and Liabilities
38	Statements of Operations
39	Statements of Changes in Net Assets
41	Statements of Changes in Net Assets — Capital Stock Activity
44	Financial Highlights
49	Notes to Financial Statements
66	Report of Ernst & Young LLP, Independent Auditors

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Funds. Performance of Class K shares will differ.

Past performance is no guarantee of future results. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

Fund Manager: The S&P® MidCap Index Equity Fund Team

    The Fund earned a return of 34.82% for the year ended December 31, 2003, compared to the 35.62% return for the S&P® MidCap 400 Index.

    All ten economic sectors of the S&P® MidCap 400 Index posted a positive and double-digit return for the year ended December 31. The greatest strength came from the information technology (+51.9%), health care (+45.3%), consumer discretionary (+37.0%) and financials (+34.3%) sectors. The energy sector, with a return of 17.7%, was the only S&P MidCap 400 sector to earn less than a 20% return.

    The Fund continued to achieve its goal of closely tracking the total return of the S&P® MidCap 400 Index. The weight of each of the 400 holdings in the Fund is carefully monitored relative to its weight in the S&P® MidCap 400 universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its S&P® MidCap 400 benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P MidCap 400 Index is not an actual mutual fund, there are no expenses charged against its return.

    Note: Because the Fund invests in smaller and medium-sized company stocks, its holdings may be more volatile and less liquid than large company stocks.

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Fund Manager: The S&P® SmallCap Index Equity Fund Team

    The Fund earned a return of 38.04% for the year ended December 31, compared to the 38.79% return for the S&P® SmallCap 600 Index.

    Nine of the ten economic sectors of the S&P® SmallCap 600 Index posted a positive and double-digit return for the year, with the strongest returns coming from the information technology (+53.3%), consumer discretionary (+50.2%), materials (+46.3%) and financials (+37.0%) sectors. The only negative sector, and the only one to earn a return below 20%, was the telecommunication services sector, which posted a -4.6% return.

    The Fund continued to achieve its goal of closely tracking the total return of the S&P® SmallCap 600 Index. The weight of each of the 600 holdings in the Fund is carefully monitored relative to its weight in the S&P® SmallCap 600 universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its S&P® SmallCap 600 benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P® SmallCap 600 Index is not an actual mutual fund, there are no expenses charged against its return.

    Note: Because the Fund invests in smaller company stocks, its holdings may be more volatile and less liquid than large company stocks.

    Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P ® MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The S&P ® SmallCap 600 Index is a capitalization-weighted index that measures the performance of the small-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in a Fund may not match those in an index, and performance of the Funds will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

Hypothetical and Total Returns

The following graphs represent the performance of each of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund since the inception of its oldest class of shares, Class Y Shares. The table following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered. Differing expenses of the class not shown in the line graph will have an effect on performance. In addition, the information contained in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and reflect the reinvestment of dividends and capital gains, if any.

Munder S&P® MidCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

	Munder S&P®
Class and	MidCap Index	S&P® MidCap
Inception Date	Equity Fund	400 Index#

CLASS Y (2/13/98)	$17,601	$17,902

CLASS K (11/4/99)	14,496	14,883

	AVERAGE ANNUAL TOTAL RETURNS

Class and	One	Five	Since
Inception Date	Year	Years	Inception

CLASS Y (2/13/98)	34.82%	8.88%	10.09%

CLASS K (11/4/99)	34.45%	N/A	9.34%

#	The S&P® MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market.

v

Hypothetical and Total Returns

(continued)

Munder S&P® SmallCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

	Munder S&P®
Class and	SmallCap Index	S&P® SmallCap
Inception Date	Equity Fund	600 Index#

CLASS Y — 10/27/99*	$15,296	$16,328

CLASS K — 11/4/99	15,160	15,578

	AVERAGE ANNUAL TOTAL RETURNS

Class and	One	Since
Inception Date	Year	Inception

CLASS Y — 10/27/99*	38.04%	10.70%

CLASS K — 11/4/99	37.76%	10.52%

*	The Munder S&P® SmallCap Index Equity Fund commenced initial operations on August 7, 1997, ceased operations on May 18, 1998 and resumed operations on October 27, 1999. Information is provided for the period beginning on October 27, 1999.

#	The S&P® SmallCap 600 Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

[This Page Intentionally Left Blank]

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2003

Shares		Value

COMMON STOCKS — 97.1%
Aerospace & Defense — 0.8%
10,400	L-3 Communications Holding, Inc.†	$534,144
6,700	Precision Castparts Corporation	304,247
1,100	Sequa Corporation†	53,900

		892,291

Airlines — 0.3%
2,800	Alaska Air Group, Inc.†	76,412
10,950	JetBlue Airways Corporation†	290,394

		366,806

Air Freight & Couriers — 1.2%
9,100	C.H. Robinson Worldwide, Inc.	344,981
5,300	CNF Transportation, Inc.	179,670
5,100	EGL, Inc.†	89,556
11,300	Expeditors International of Washington, Inc.	425,558
8,700	J.B. Hunt Transport Services, Inc.†	234,987

		1,274,752

Auto Components — 1.5%
7,325	ArvinMeritor, Inc.	176,679
2,000	Bandag, Inc.	82,400
3,000	Borg Warner, Inc.	255,210
5,200	Federal Signal Corporation	91,104
8,200	Gentex Corporation	362,112
7,200	Lear Corporation	441,576
3,700	Modine Manufacturing Company	99,826
2,800	Superior Industries International, Inc.	121,856

		1,630,763

Beverages — 0.6%
11,400	Constellation Brands, Inc., Class A†	375,402
15,650	PepsiAmericas, Inc.	267,928

		643,330

Biotechnology — 2.2%
4,900	Charles River Laboratories International, Inc.†	168,217
22,000	Gilead Sciences, Inc.†	1,279,080
32,752	Millennium Pharmaceuticals, Inc.†	611,480

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Biotechnology (Continued)
10,100	Protein Design Labs, Inc.†	$180,790
8,300	Vertex Pharmaceuticals, Inc.†	84,909

		2,324,476

Building Products — 0.2%
4,300	York International Corporation	158,240

Capital Markets — 2.6%
8,600	A.G. Edwards, Inc.	311,578
39,750	E*TRADE Financial Corporation†	502,838
7,400	Eaton Vance Corporation	271,136
5,100	Investment Technology Group, Inc.†	82,365
7,000	Investors Financial Services Corporation	268,870
6,400	LaBranche & Company, Inc.	74,688
7,100	Legg Mason, Inc.	547,978
5,200	Raymond James Financial, Inc.	196,040
11,300	SEI Investments Company	344,311
8,900	Waddell & Reed Financial, Inc., Class A	208,794

		2,808,598

Chemicals — 2.4%
7,900	Airgas, Inc.	169,692
4,500	Albemarle Corporation	134,865
6,600	Cabot Corporation	210,144
11,954	Crompton Corporation	85,710
4,200	Cytec Industries, Inc.†	161,238
4,400	Ferro Corporation	119,724
3,800	FMC Corporation†	129,694
12,400	IMC Global, Inc.	123,132
5,500	Lubrizol Corporation	178,860
19,200	Lyondell Petrochemical Company	325,440
2,100	Minerals Technologies, Inc.	124,425
6,250	Olin Corporation	125,375
12,600	RPM International, Inc.	207,396
3,500	The Scotts Company, Class A†	207,060
5,400	Valspar Corporation	266,868

		2,569,623

See Notes to Financial Statements.

Shares		Value

Commercial Banks — 6.4%
7,859	Associated Banc Corporation	$335,186
6,050	Bank Hawaii Corporation	255,310
17,550	Banknorth Group, Inc.	570,902
5,200	City National Corporation	323,024
13,400	Colonial BancGroup, Inc.	232,088
8,100	Commerce Bancorp, Inc.	426,708
13,200	Compass Bancshares, Inc.	518,892
5,500	Cullen/ Frost Bankers, Inc.	223,135
9,100	FirstMerit Corporation	245,427
5,600	Greater Bay Bancorp	159,488
16,800	Hibernia Corporation	394,968
12,900	M & T Bank Corporation	1,268,070
8,500	Mercantile Bankshares Corporation	387,430
22,280	National Commerce Financial Corporation	607,798
3,800	Silicon Valley Bancshares†	137,066
7,700	TCF Financial Corporation	395,395
3,400	Westamerica Bancorp	168,980
7,100	Wilmington Trust Corporation	255,600

		6,905,467

Commercial Services & Supplies — 4.2%
2,800	Banta Corporation	113,400
10,900	Career Education Corporation†	436,763
9,500	ChoicePoint, Inc.†	361,855
4,700	Corinthian Colleges, Inc.†	261,132
7,500	DeVry, Inc.†	188,475
7,900	Dun & Bradstreet Corporation†	400,609
7,800	Education Management Corporation†	242,112
6,200	Hon Industries, Inc.	268,584
3,700	Kelly Services, Inc.	105,598
4,100	Korn/ Ferry International†	54,694
8,400	Manpower, Inc.	395,472
7,800	Miller Herman, Inc.	189,306
17,300	Republic Services, Inc.	443,399
4,850	Rollins, Inc.	109,367
6,600	Sothebys Holdings, Inc.†	90,156
4,500	Stericycle, Inc.†	210,150
4,700	Sylvan Learning Systems, Inc.†	135,313
5,796	The Brink’s Company	131,048

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
5,600	Valassis Communications, Inc.†	$164,360
9,500	Viad Corporation	237,500

		4,539,293

Communications Equipment — 1.5%
40,500	3Com Corporation†	330,885
8,600	ADTRAN, Inc.	266,600
9,400	Advanced Fibre Communications, Inc.†	189,410
5,027	Avocent Corporation†	183,586
6,400	CommScope, Inc.†	104,512
12,500	McDATA Corporation, Class A†	119,125
4,700	Plantronics, Inc.†	153,455
10,800	Polycom, Inc.†	210,816
6,800	Powerwave Technologies, Inc.†	52,020

		1,610,409

Computers & Peripherals — 1.4%
7,800	Diebold, Inc.	420,186
3,900	Imation Corporation	137,085
19,300	Quantum Corporation†	60,216
8,600	SanDisk Corporation†	525,804
12,000	Storage Technology Corporation†	309,000

		1,452,291

Construction Materials — 0.2%
5,300	Martin Marietta Materials, Inc.	248,941

Construction & Engineering — 0.6%
5,150	Dycom Industries, Inc.†	138,123
4,450	Granite Construction, Inc.	104,531
6,000	Jacobs Engineering Group, Inc.†	288,060
12,700	Quanta Services, Inc.†	92,710

		623,424

Consumer Finance — 0.3%
17,000	AmeriCredit Corporation†	270,810

See Notes to Financial Statements.

Shares		Value

Containers & Packaging — 0.5%
5,500	Longview Fibre Company	$67,925
11,400	Packaging Corporation of America	249,204
10,400	Sonoco Products Company	256,048

		573,177

Diversified Financial Services — 0.5%
5,300	GATX Corporation	148,294
7,600	Leucadia National Corporation	350,360

		498,654

Diversified Telecommunication Services — 0.1%
26,500	Cincinnati Bell, Inc.†	133,825

Electric Utilities — 3.3%
11,900	Alliant Energy Corporation	296,310
3,500	Black Hills Corporation	104,405
13,600	DPL, Inc.	283,968
8,100	Duquesne Light Holdings, Inc.	148,554
7,400	Great Plains Energy, Inc.	235,468
4,100	Hawaiian Electric Industries, Inc.	194,217
4,100	Idacorp, Inc.	122,672
14,400	Northeast Utilities	290,448
5,700	NSTAR	276,450
9,400	OGE Energy Corporation	227,386
18,571	Pepco Holdings, Inc.	362,877
4,400	PNM Resources, Inc.	123,640
10,100	Puget Energy, Inc.	240,077
12,800	Wisconsin Energy Corporation	428,160
3,900	WPS Resources Corporation	180,297

		3,514,929

Electrical Equipment — 0.8%
3,600	AMETEK, Inc.	173,736
7,100	Harris Corporation	269,445
6,400	Hubbell, Inc.	282,240
1,900	Tecumseh Products Company, Class A	92,017

		817,438

Electronic Equipment & Instruments — 1.7%
11,000	Arrow Electronics, Inc.†	254,540
12,874	Avnet, Inc.†	278,851
9,300	KEMET Corporation†	127,317

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Electronic Equipment & Instruments (Continued)
5,600	National Instruments Corporation	$254,632
4,200	Newport Corporation†	69,426
4,600	Plexus Corporation†	78,982
6,100	Tech Data Corporation†	242,109
3,700	Varian, Inc.†	154,401
17,427	Vishay Intertechnology, Inc.†	399,078

		1,859,336

Energy Equipment & Services — 3.2%
5,900	Cooper Cameron Corporation†	274,940
16,300	ENSCO International, Inc.	442,871
7,091	FMC Technologies, Inc.†	165,220
13,225	Grant Prideco, Inc.†	172,190
8,000	Hanover Compressor Company†	89,200
5,400	Helmerich & Payne, Inc.	150,822
9,100	National-Oilwell, Inc.†	203,476
8,700	Patterson-UTI Energy, Inc.†	286,404
14,700	Pride International, Inc.†	274,008
10,800	Smith International, Inc.†	448,416
6,500	Tidewater, Inc.	194,220
10,640	Varco International, Inc.†	219,503
14,075	Weatherford International, Ltd.†	506,700

		3,427,970

Food & Staples Retailing — 0.7%
7,500	BJ’s Wholesale Club, Inc.†	172,200
4,100	Longs Drug Stores Corporation	101,434
5,000	Ruddick Corporation	89,500
6,400	Whole Foods Market, Inc.	429,632

		792,766

Food Products — 2.1%
16,992	Dean Foods Company†	558,527
14,900	Hormel Foods Corporation	384,569
4,850	Interstate Bakeries Corporation	69,015
5,000	Sensient Technologies Corporation	98,850
12,000	Smithfield Foods, Inc.†	248,400
5,340	The J.M. Smucker Company	241,849

See Notes to Financial Statements.

Shares		Value

Food Products (Continued)
5,590	Tootsie Roll Industries, Inc.	$201,240
38,050	Tyson Foods, Inc.	503,782

		2,306,232

Gas Utilities — 0.7%
6,900	AGL Resources, Inc.	200,790
8,700	National Fuel Gas Company	212,628
10,200	ONEOK, Inc.	225,216
5,200	WGL Holdings, Inc.	144,508

		783,142

Health Care Equipment & Supplies — 2.3%
9,900	Apogent Technologies, Inc.†	228,096
6,600	Beckman Coulter, Inc.	335,478
11,800	Cytyc Corporation†	162,368
8,500	Dentsply International, Inc.	383,945
6,400	Edwards Lifesciences Corporation†	192,512
6,600	Hillenbrand Industries, Inc.	409,596
7,500	STERIS Corporation†	169,500
7,300	Varian Medical Systems, Inc.†	504,430
5,200	VISX, Inc.†	120,380

		2,506,305

Health Care Providers & Services — 4.8%
10,100	AdvancePCS†	531,866
5,500	Apria Healthcare Group, Inc.†	156,585
10,600	Community Health Systems, Inc.†	281,748
6,600	Covance, Inc.†	176,880
6,400	Coventry Health Care, Inc.†	412,736
10,250	First Health Group Corporation†	199,465
12,300	Health Net, Inc.†	402,210
4,700	Henry Schein, Inc.†	317,626
4,200	LifePoint Hospitals, Inc.†	123,690
10,600	Lincare Holdings, Inc.†	318,318
11,100	Omnicare, Inc.	448,329
8,900	Oxford Health Plans, Inc.†	387,150
4,500	PacifiCare Health Systems, Inc.†	304,200
7,300	Patterson Dental Company†	468,368

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
8,069	Triad Hospitals, Inc.†	$268,456
6,200	Universal Health Services, Inc., Class B	333,064

		5,130,691

Hotels, Restaurants & Leisure — 3.3%
6,000	Applebee’s International, Inc.	235,620
3,800	Bob Evans Farms, Inc.	123,348
6,900	Boyd Gaming Corporation	111,366
10,450	Brinker International, Inc.†	346,522
5,400	CBRL Group, Inc.	206,604
5,500	Cheesecake Factory, Inc.†	242,165
10,500	Extended Stay America, Inc.	152,040
6,400	Gtech Holdings Corporation	316,736
5,700	International Speedway Corporation, Class A	254,562
6,500	Krispy Kreme Doughnuts, Inc.†	237,900
6,700	Mandalay Resort Group	299,624
8,050	Outback Steakhouse, Inc.	355,890
32,900	Park Place Entertainment Corporation†	356,307
7,100	Ruby Tuesday, Inc.	202,279
10,000	Six Flags, Inc.†	75,200

		3,516,163

Household Durables — 2.9%
4,900	Blyth, Inc.	157,878
17,050	D.R. Horton, Inc.	737,583
5,950	Furniture Brands International, Inc.	174,513
3,300	Hovnanian Enterprises, Inc., Class A†	287,298
3,900	Lancaster Colony Corporation	176,124
8,500	Lennar Corporation, Class A	816,000
7,150	Mohawk Industries, Inc.†	504,361
7,900	Toll Brothers, Inc.†	314,104

		3,167,861

Household Products — 0.8%
4,400	Church & Dwight, Inc.	174,240
9,100	Energizer Holdings, Inc.†	341,796
10,500	The Dial Corporation	298,935

		814,971

See Notes to Financial Statements.

Shares		Value

Industrial Conglomerates — 0.7%
9,300	ALLETE, Inc.	$284,580
3,400	Carlisle Companies, Inc.	206,924
4,300	Teleflex, Inc.	207,819

		699,323

Information Technology Services — 2.7%
9,200	Acxiom Corporation†	170,844
14,250	Affiliated Computer Services, Inc., Class A†	776,055
16,200	Ceridian Corporation†	339,228
7,100	Certegy, Inc.	232,880
8,500	CheckFree Corporation†	235,025
5,600	CSG Systems International, Inc.†	69,944
9,000	DST Systems, Inc.†	375,840
14,000	Gartner, Inc., Class A†	158,340
6,900	Keane, Inc.†	101,016
11,300	MPS Group, Inc.†	105,655
12,900	The BISYS Group, Inc.†	191,952
8,871	Titan Corporation	193,477

		2,950,256

Insurance — 4.3%
5,700	Allmerica Financial Corporation†	175,389
7,900	American Financial Group, Inc.	209,034
4,200	AmerUs Group Company	146,874
9,700	Arthur J. Gallagher & Company	315,153
8,950	Berkley W.R. Corporation	312,803
7,400	Brown & Brown, Inc.	241,314
5,950	Everest Re Group, Ltd.	503,370
16,125	Fidelity National Financial, Inc.	625,327
8,500	First American Corporation	253,045
6,800	HCC Insurance Holdings, Inc.	216,240
4,600	Horace Mann Educators Corporation	64,262
6,500	Ohio Casualty Corporation†	112,840
19,725	Old Republic International Corporation	500,226
7,400	Protective Life Corporation	250,416
3,200	StanCorp Financial Group, Inc.	201,216
5,100	The MONY Group, Inc.	159,579
7,300	Unitrin, Inc.	302,293

		4,589,381

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services — 0.1%
5,300	Internet Security Systems, Inc.†	$99,799
5,800	Retek, Inc.†	53,824

		153,623

Leisure Equipment & Products — 0.1%
8,100	Callaway Golf Company	136,485

Machinery — 2.0%
8,100	AGCO Corporation†	163,134
4,700	Donaldson Company, Inc.	278,052
5,950	Flowserve Corporation†	124,236
4,900	Graco, Inc.	196,490
4,400	Harsco Corporation	192,808
3,850	Kennametal, Inc.	153,037
3,700	Nordson Corporation	127,761
5,300	Pentair, Inc.	242,210
8,260	SPX Corporation†	485,771
5,000	Trinity Industries, Inc.	154,200

		2,117,699

Marine — 0.3%
4,500	Alexander & Baldwin, Inc.	151,605
3,900	Overseas Shipholding Group, Inc.	132,795

		284,400

Media — 2.9%
12,400	Belo Corporation	351,416
5,700	Catalina Marketing Corporation†	114,912
5,850	Emmis Communications Corporation, Class A†	158,243
5,500	Entercom Communications Corporation†	291,280
9,500	Harte Hanks, Inc.	206,625
4,800	Lee Enterprises, Inc.	209,520
5,200	Macrovision Corporation†	117,468
2,600	Media General, Inc.	169,260
10,600	Readers Digest Association, Inc., Class A (non-voting)	155,396
4,260	Scholastic Corporation†	145,010
1,017	Washington Post Company	804,854
10,900	Westwood One, Inc.†	372,889

		3,096,873

See Notes to Financial Statements.

Shares		Value

Metals & Mining — 0.5%
5,700	Arch Coal, Inc.	$177,669
2,300	Carpenter Technology Corporation	68,011
5,800	Peabody Energy Corporation	241,918

		487,598

Multiline Retail — 1.0%
7,833	99 Cents Only Stores†	213,292
12,499	Dollar Tree Stores, Inc.†	375,720
5,300	Neiman Marcus Group, Inc., Class A†	284,451
14,892	Saks, Inc.†	223,976

		1,097,439

Multi-Utilities & Unregulated Power — 1.8%
21,200	Aquila, Inc.	71,868
15,850	Energy East Corporation	355,040
12,150	MDU Resources Group, Inc.	289,292
8,900	Questar Corporation	312,835
11,950	SCANA Corporation	409,287
12,636	Sierra Pacific Resources	92,748
8,066	Vectren Corporation	198,827
7,800	Westar Energy, Inc.	157,950

		1,887,847

Office Electronics — 0.3%
5,100	Zebra Technologies Corporation, Class A †	338,487

Oil & Gas — 3.2%
6,700	Equitable Resources, Inc.	287,564
5,700	Forest Oil Corporation†	162,849
9,900	Murphy Oil Corporation	646,569
6,100	Noble Energy, Inc.	271,023
12,850	Pioneer Natural Resources Company†	410,301
6,800	Pogo Producing Company	328,440
13,016	Valero Energy Corporation	603,161
3,600	Western Gas Resources, Inc.	170,100
20,000	XTO Energy, Inc.	566,000

		3,446,007

Paper & Forest Products — 0.7%
6,000	Bowater, Inc.	277,860
4,700	P.H. Glatfelter Company	58,515
3,000	Potlatch Corporation	104,310

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
5,333	Rayonier, Inc.	$221,354
5,500	Wausau Mosinee Paper Corporation	74,360

		736,399

Pharmaceuticals — 2.7%
7,200	Barr Laboratories, Inc.†	554,040
21,300	IVAX Corporation†	508,644
29,225	Mylan Laboratories, Inc.	738,223
7,500	Perrigo Company	117,900
3,700	Pharmaceutical Resources, Inc.†	241,055
9,150	Sepracor, Inc.†	218,960
12,800	SICOR, Inc.†	348,160
8,900	Valeant Pharmaceuticals International	223,835

		2,950,817

Real Estate — 1.7%
8,800	AMB Property Corporation	289,344
5	Corrections Corporation of America†	144
5,700	Highwoods Properties, Inc.	144,780
6,700	Hospitality Properties Trust	276,576
8,700	Liberty Property Trust	338,430
6,200	Mack-Cali Realty Corporation	258,044
10,500	New Plan Excel Realty Trust	259,035
13,800	United Dominion Realty Trust, Inc.	264,960

		1,831,313

Road & Rail — 0.3%
8,950	Swift Transportation Company, Inc.†	188,129
8,600	Werner Enterprises, Inc.	167,614

		355,743

Semiconductors & Semiconductor Equipment — 4.3%
51,200	Atmel Corporation†	307,712
2,580	Cabot Microelectronics Corporation†	126,420
6,750	Credence Systems Corporation†	88,830
8,100	Cree, Inc.†	143,289
13,100	Cypress Semiconductor Corporation†	279,816
12,660	Fairchild Semiconductor International, Inc.†	316,120
7,800	Integrated Circuit Systems, Inc.†	222,222
11,400	Integrated Device Technology, Inc.†	195,738

See Notes to Financial Statements.

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
6,900	International Rectifier Corporation†	$340,929
15,100	Intersil Corporation	375,235
14,200	Lam Research Corporation†	458,660
12,100	Lattice Semiconductor Corporation†	117,128
5,700	LTX Corporation†	85,671
9,925	Micrel, Inc.†	154,632
22,486	Microchip Technology, Inc.	750,133
20,100	RF Micro Devices, Inc.†	202,005
7,900	Semtech Corporation†	179,567
5,300	Silicon Laboratories, Inc.†	229,066
14,475	TriQuint Semiconductor, Inc.†	102,338

		4,675,511

Software — 2.9%
9,625	Activision, Inc.†	175,175
3,600	Advent Software, Inc.†	62,748
6,450	Ascential Software Corporation†	167,249
28,600	Cadence Design Systems, Inc.†	514,228
5,200	Fair Isaac Corporation	255,632
9,700	Jack Henry & Associates, Inc.	199,626
6,700	Macromedia, Inc.†	119,528
7,400	Mentor Graphics Corporation†	107,596
17,550	Networks Associates, Inc.†	263,952
7,300	Reynolds & Reynolds Company	212,065
6,500	RSA Security, Inc.†	92,300
10,500	Sybase, Inc.†	216,090
16,900	Synopsys, Inc.†	570,544
3,900	Transaction Systems Architects, Inc., Class A†	88,257
9,050	Wind River Systems, Inc.†	79,278

		3,124,268

Specialty Retail — 4.5%
10,500	Abercrombie & Fitch Company†	259,455
7,600	American Eagle Outfitters, Inc.†	124,640
7,200	Barnes & Noble, Inc.†	236,520
8,300	Borders Group, Inc.	181,936
11,300	CarMax, Inc.†	349,509
8,900	CDW Corporation	514,064
9,500	Chico’s FAS, Inc.†	351,025
10,600	Claire’s Stores, Inc.	199,704

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Specialty Retail (Continued)
9,700	Copart, Inc.†	$160,050
7,200	Michaels Stores, Inc.	318,240
5,800	O’Reilly Automotive, Inc.†	222,488
7,300	Payless Shoesource, Inc.†	97,820
15,500	PETsMART, Inc.	368,900
9,600	Pier 1 Imports, Inc.	209,856
8,800	Rent-A-Center, Inc.†	262,944
16,400	Ross Stores, Inc.	433,452
8,300	United Rentals, Inc.†	159,858
12,700	Williams-Sonoma, Inc.†	441,579

		4,892,040

Textiles, Apparel & Luxury Goods — 0.9%
20,200	Coach, Inc.†	762,550
3,700	The Timberland Company, Class A†	192,659
5,800	Unifi, Inc.†	37,410

		992,619

Thrifts & Mortgage Finance — 4.0%
8,600	Astoria Financial Corporation	319,920
14,500	GreenPoint Financial Corporation	512,140
5,900	Independence Community Bank Corporation	212,223
6,000	IndyMac Bancorp, Inc.	178,740
20,953	New York Community Bancorp, Inc.	797,262
10,300	PMI Group, Inc.	383,469
5,200	Provident Financial Group, Inc.	166,140
10,100	Radian Group, Inc.	492,375
31,800	Sovereign Bancorp, Inc.	755,250
7,500	Washington Federal, Inc.	213,000
4,900	Webster Financial Corporation	224,714

		4,255,233

Tobacco — 0.1%
2,600	Universal Corporation	114,842

Trading Companies & Distributors — 0.4%
8,200	Fastenal Company	409,508

Water Utilities — 0.2%
10,000	Philadelphia Suburban Corporation	221,000

See Notes to Financial Statements.

Shares		Value

Wireless Telecommunication Services — 0.4%
5,800	Price Communications Corporation†	$79,634
6,200	Telephone & Data Systems, Inc.	387,810

		467,444

TOTAL COMMON STOCKS
(Cost $89,939,803)		104,475,129

Principal
Amount

U.S. TREASURY BILL — 0.2%
(Cost $249,653)
$250,000	1.02%, due 2/19/2004*, ††	249,653

REPURCHASE AGREEMENT — 2.4%
(Cost $2,549,000)
2,549,000	Agreement with State Street Bank & Trust Company, 0.780% dated 12/31/2003, to be repurchased at $2,549,110 on 01/02/2004, collateralized by $2,605,000 FNMA, 1.200% maturing 08/23/2004 (value $2,601,744)	2,549,000

OTHER INVESTMENTS**
(Cost $6,185,422)	5.7%	6,185,422

TOTAL INVESTMENTS
(Cost $98,923,878)	105.4%	113,459,204
OTHER ASSETS AND LIABILITIES (Net)	(5.4)	(5,830,912)

NET ASSETS	100.0%	$107,628,292

*	Securities pledged as collateral for futures contracts.

**	As of December 31, 2003 the market value of the securities on loan is $5,994,181. Cash collateral received for securities loaned is $6,185,422 invested in 6,185,422 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

ABBREVIATION:

FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003

Shares		Value

COMMON STOCKS — 100.0%
Aerospace & Defense — 2.8%
7,810	AAR Corporation	$116,760
16,250	Aeroflex, Inc.†	189,962
9,267	Alliant Techsystems, Inc.†	535,262
6,800	Armor Holdings, Inc.†	178,908
5,000	Curtiss-Wright Co.	225,050
6,600	DRS Technologies, Inc.†	183,348
4,900	EDO Corporation	120,785
5,875	Engineered Support Systems, Inc.	323,477
5,025	Esterline Technologies Corporation†	134,017
10,790	Gencorp, Inc.	116,208
4,100	InVision Technologies, Inc.†	137,637
5,560	Kaman Corporation	70,779
5,100	Mercury Computer Systems, Inc.†	126,990
4,100	Moog, Inc.†	202,540
7,950	Teledyne Technologies, Inc.†	149,858
3,800	Triumph Group, Inc.†	138,320

		2,949,901

Airlines — 0.5%
11,020	Atlantic Coast Airlines Holdings, Inc.†	109,098
8,600	Frontier Airlines, Inc.†	122,636
7,760	Mesa Air Group, Inc.†	97,155
14,100	SkyWest, Inc.	255,492

		584,381

Air Freight & Couriers — 0.1%
5,300	Forward Air Corporation†	145,750

Automobiles — 0.8%
3,680	Coachmen Industries, Inc.	66,645
7,190	Monaco Coach Corporation†	171,122
6,940	Thor Industries, Inc.	390,167
4,040	Winnebago Industries, Inc.	277,750

		905,684

Auto Components — 0.2%
6,320	Intermet Corporation	34,318
3,600	Midas, Inc.†	51,480
4,750	Standard Motor Products, Inc.	57,712
13,870	Tower Automotive, Inc.†	94,732

		238,242

See Notes to Financial Statements.

Shares		Value

Biotechnology — 1.7%
6,950	ArQule, Inc.†	$33,916
13,390	Cephalon, Inc.†	648,210
7,326	Enzo Biochem, Inc.	131,209
8,490	Idexx Laboratories, Inc.	392,917
13,460	Regeneron Pharmaceuticals, Inc.†	197,997
14,620	Savient Pharmaceuticals, Inc.†	67,398
10,000	Techne Corporation†	377,800

		1,849,447

Building Products — 1.0%
6,620	Apogee Enterprises, Inc.	75,137
4,690	ElkCorp	125,223
7,252	Griffon Corporation†	146,926
14,122	Lennox International, Inc.	235,837
5,920	Simpson Manufacturing Company, Inc.†	301,091
4,290	Universal Forest Products, Inc.	138,052

		1,022,266

Capital Markets — 0.5%
13,140	Jefferies Group, Inc.	433,883
4,215	SWS Group, Inc.	75,027

		508,910

Chemicals — 1.5%
7,300	A. Schulman, Inc.	155,636
5,400	Arch Chemicals, Inc.	138,564
6,200	Cambrex Corporation	156,612
7,800	Georgia Gulf Corporation	225,264
6,800	H.B. Fuller Company	202,232
7,410	Macdermid, Inc.	253,718
3,420	Material Sciences Corporation	34,576
6,970	OM Group, Inc.	182,544
9,890	Omnova Solutions, Inc.†	47,472
2,090	Penford Corporation	28,696
22,400	PolyOne Corporation	143,136
2,270	Quaker Chemical	69,803

		1,638,253

Commercial Banks — 5.9%
5,900	Boston Private Financial Holdings, Inc.	146,556
8,812	Chittenden Corporation	296,436
9,140	Community First Bankshares, Inc.	264,512
6,730	Downey Financial Corporation	331,789
5,800	East West Bancorp, Inc.	311,344

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Banks (Continued)
9,655	First BanCorp	$381,855
11,237	First Midwest Bancorp, Inc.	364,191
3,500	First Republic Bank	125,300
9,700	Gold Banc Corporation, Inc.	136,382
10,778	Hudson United Bancorp	398,247
6,900	Irwin Financial Corporation	216,660
5,879	Provident Bankshares Corporation	173,078
15,600	Republic Bancorp, Inc.	210,444
7,040	Riggs National Corporation	116,371
14,230	South Financial Group, Inc.	396,448
8,200	Southwest Bancorporation of Texas, Inc.	318,570
10,925	Sterling Bancshares, Inc.	145,630
9,590	Susquehanna Bancshares, Inc.	239,846
18,141	TrustCo Bank Corporation NY	238,554
10,800	UCBH Holdings, Inc.	420,876
7,000	Umpqua Holdings Corporation	145,530
10,540	United Bankshares, Inc.	328,848
9,745	Whitney Holding Corporation	399,447
4,800	Wintrust Financial Corporation	216,480

		6,323,394

Commercial Services & Supplies — 5.0%
12,100	ABM Industries, Inc.	210,661
6,600	Administaff, Inc.†	114,708
2,160	Angelica Corporation	47,520
7,400	Arbitron, Inc.†	308,728
8,290	Bowne & Company, Inc.	112,412
4,670	CDI Corporation	152,942
8,880	Central Parking Corporation	132,578
5,300	Coinstar, Inc.†	95,718
3,240	Consolidated Graphics, Inc.†	102,319
1,910	CPI Corporation	38,601
5,130	G & K Services, Inc.	188,527
4,400	Heidrick & Struggles International, Inc.†	95,920
4,100	Imagistics International, Inc.†	153,750
2,720	Insurance Auto Auctions, Inc.†	35,496
4,250	Ionics, Inc.†	135,363
10,900	ITT Educational Services, Inc.†	511,973
6,750	John H. Harland Company	184,275
10,080	Kroll, Inc.†	262,080
9,920	Labor Ready, Inc.†	129,952
2,600	MemberWorks, Inc.†	70,642

See Notes to Financial Statements.

Shares		Value

Commercial Services & Supplies (Continued)
3,400	Mobile Mini, Inc.†	$67,048
6,400	NCO Group, Inc.†	145,728
3,090	New England Business Service, Inc.	91,155
6,050	On Assignment, Inc.†	31,521
4,130	Pre-Paid Legal Services, Inc.†	107,876
15,010	PRG-Schultz International, Inc.†	73,549
2,330	Roto-Rooter, Inc.	107,413
3,900	SOURCECORP, Inc.†	99,957
14,640	Spherion Corporation†	143,326
7,000	Standard Register Company	117,810
13,300	Tetra Tech, Inc.†	330,638
5,390	TETRA Technologies, Inc.†	130,654
8,200	United Stationers, Inc.†	335,544
3,620	Volt Information Sciences, Inc.†	81,812
7,000	Waste Connections, Inc.†	264,390
8,100	Watson Wyatt & Company Holdings†	195,615

		5,408,201

Communications Equipment — 1.5%
26,700	Adaptec, Inc.†	235,761
5,500	Audiovox Corporation†	70,620
2,600	Bel Fuse, Inc.	84,838
4,320	Black Box Corporation	199,022
3,000	Brooktrout, Inc.†	37,740
9,020	C-COR.net Corporation†	100,393
10,295	Cable Design Technologies Corporation†	92,552
2,700	Concerto Software, Inc.†	32,346
5,010	Digi International, Inc.†	48,096
17,100	Harmonic, Inc.†	123,975
6,140	Inter-Tel, Inc.	153,377
5,660	Network Equipment Technologies, Inc.†	62,260
4,900	PC-Tel, Inc.†	51,989
3,600	SCM Microsystems, Inc.†	27,792
10,665	Symmetricom, Inc.†	77,641
3,300	Tollgrade Communications, Inc.†	57,849
6,500	ViaSat, Inc.†	124,410

		1,580,661

Computers & Peripherals — 0.8%
7,370	Avid Technology, Inc.†	353,760
6,200	Hutchinson Technology, Inc.†	190,588
16,200	Pinnacle Systems, Inc.†	138,186

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
6,600	Rainbow Technologies, Inc.†	$74,316
3,700	SBS Technologies, Inc.†	54,427

		811,277

Construction Materials — 0.5%
6,955	Florida Rock Industries, Inc.	381,482
5,050	Texas Industries, Inc.	186,850

		568,332

Construction & Engineering — 0.7%
1,530	Butler Manufacturing Company	33,660
3,600	EMCOR Group, Inc.†	158,040
6,520	Insituform Technologies, Inc.†	107,580
14,200	Shaw Group, Inc.†	193,404
7,980	URS Corporation†	199,580

		692,264

Consumer Finance — 0.2%
6,930	Cash America International, Inc.	146,777
5,900	Rewards Network, Inc.†	62,894

		209,671

Containers & Packaging — 0.7%
8,870	AptarGroup, Inc.	345,930
6,910	Caraustar Industries, Inc.	95,358
3,700	Chesapeake Corporation	97,976
7,446	Myers Industries, Inc.	90,246
8,600	Rock-Tenn Company	148,436

		777,946

Distributors — 0.3%
4,600	Advanced Marketing Services, Inc.	52,440
5,650	Hughes Supply, Inc.	280,353

		332,793

Diversified Financials — 0.1%
4,600	Financial Federal Corporation†	140,530

Diversified Telecommunication Services — 0.3%
5,900	Commonwealth Telephone Enterprises, Inc.†	222,725
13,830	General Communication, Inc.†	120,321

		343,046

See Notes to Financial Statements.

Shares		Value

Electric Utilities — 0.9%
2,870	Central Vermont Public Service	$67,445
3,780	CH Energy Group, Inc.	177,282
11,500	Cleco Corporation	206,770
11,900	El Paso Electric Company†	158,865
1,220	Green Mountain Power Corporation	28,792
3,490	UIL Holdings Corporation	157,399
8,300	UniSource Energy Corporation	204,678

		1,001,231

Electrical Equipment — 1.6%
7,030	A.O. Smith Corporation	246,401
10,200	Acuity Brands, Inc.	263,160
8,060	Baldor Electric Company	184,171
6,280	Belden, Inc.	132,445
5,720	Brady Corporation	233,090
6,280	C&D Technologies, Inc.	120,388
7,000	MagneTek, Inc.†	46,130
9,580	Paxar Corporation†	128,372
6,200	Regal Beloit Corporation	136,400
10,270	Vicor Corporation†	117,181
2,700	Woodward Governor Company	153,441

		1,761,179

Electronic Equipment & Instruments — 4.1%
7,890	Agilysys, Inc.	87,973
8,750	Anixter International, Inc.†	226,450
9,510	Artesyn Technologies, Inc.†	81,025
3,500	BEI Technologies, Inc.	70,000
6,500	Bell Microproducts, Inc.†	58,890
9,840	Benchmark Electronics, Inc.†	342,530
8,120	Checkpoint Systems, Inc.†	153,549
10,650	Cognex Corporation	300,756
7,370	Coherent, Inc.†	175,406
8,760	CTS Corporation	100,740
6,900	Electro Scientific Industries, Inc.†	164,220
8,000	FLIR Systems, Inc.†	292,000
5,300	Global Imaging Systems, Inc.†	168,275
3,967	Intermagnetics General Corporation†	87,909
5,060	Itron, Inc.†	92,902
3,700	Keithley Instruments, Inc.	67,710
8,830	Methode Electronics, Inc., Class A	107,991
4,895	Park Electrochemical Corporation	129,669
3,900	Photon Dynamics, Inc.†	156,936

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Electronic Equipment & Instruments (Continued)
3,400	Planar Systems, Inc.†	$82,688
4,300	RadiSys Corporation†	72,498
3,900	Rogers Corporation†	172,068
8,720	Roper Industries, Inc.	429,547
9,920	Technitrol, Inc.†	205,741
8,070	Trimble Navigation Ltd.†	300,527
7,200	Veeco Instruments, Inc.†	203,040
5,110	X-Rite, Inc.	57,845

		4,388,885

Energy Equipment & Services — 1.9%
3,300	Atwood Oceanics, Inc.†	105,402
9,300	Cal Dive International, Inc.†	224,223
3,800	CARBO Ceramics, Inc.	194,750
4,300	Dril-Quip, Inc.†	70,090
5,500	Hydril Company†	131,615
12,630	Input/ Output, Inc.†	56,961
7,000	Lone Star Technologies, Inc.†	111,860
10,300	Maverick Tube Corporation†	198,275
5,810	Oceaneering International, Inc.†	162,680
5,560	Offshore Logistics, Inc.†	136,331
4,515	SEACOR SMIT, Inc.†	189,765
10,450	Unit Corporation†	246,098
8,250	Veritas DGC, Inc.†	86,460
6,700	W H Energy Services, Inc.†	108,540

		2,023,050

Financial Services — 0.2%
4,700	Piper Jaffray Companies, Inc.†	195,379

Food & Staples Retailing — 1.0%
12,020	Casey’s General Stores, Inc.	212,273
5,800	Duane Reade, Inc.†	98,136
2,890	Nash Finch Company	64,563
11,040	Performance Food Group Company†	399,317
9,500	The Great Atlantic & Pacific Tea Company, Inc.†	79,800
4,840	United Natural Foods, Inc.†	173,804

		1,027,893

Food Products — 1.6%
4,300	American Italian Pasta Company, Class A†	180,170
8,700	Corn Products International, Inc.	299,715
9,350	Delta & Pine Land Company	237,490

See Notes to Financial Statements.

Shares		Value

Food Products (Continued)
10,800	Flowers Foods, Inc.	$278,640
8,400	Hain Celestial Group, Inc.†	194,964
4,600	International Multifoods Corporation†	82,800
2,070	J&J Snack Foods Corporation†	78,163
7,200	Lance, Inc.	108,216
6,930	Ralcorp Holdings, Inc.†	217,325

		1,677,483

Gas Utilities — 2.6%
12,350	Atmos Energy Corporation	300,105
2,650	Cascade Natural Gas Corporation	55,889
8,700	Energen Corporation	356,961
4,600	Laclede Group, Inc.	131,330
6,680	New Jersey Resources Corporation	257,247
6,210	Northwest Natural Gas Company	190,957
3,850	NUI Corporation	62,062
8,050	Piedmont Natural Gas, Inc.	349,853
17,543	Southern Union Company	322,791
8,340	Southwest Gas Corporation	187,233
8,750	Southwestern Energy Company†	209,125
10,250	UGI Corporation	347,475

		2,771,028

Health Care Equipment & Supplies — 4.9%
7,200	Advanced Med Optics, Inc.†	141,480
8,100	American Medical Systems Holdings, Inc.†	176,580
3,240	Analogic Corporation	132,840
5,100	ArthroCare Corp.†	124,950
3,700	Biosite, Inc.†	107,115
7,130	CONMED Corporation†	169,694
7,560	Cooper Companies, Inc.	356,303
3,520	Datascope Corporation	126,192
7,040	Diagnostic Products Corporation	323,206
5,800	Haemonetics Corporation†	138,562
4,920	Hologic, Inc.†	85,264
3,200	ICU Medical, Inc.†	109,696
8,550	INAMED Corporation†	410,913
6,600	Integra LifeSciences Holding Corporation†	188,958
7,450	Invacare Corporation	300,756
11,260	Mentor Corporation	270,916
5,570	Noven Pharmaceuticals, Inc.†	84,720
4,140	Osteotech, Inc.†	36,432
6,100	Polymedica Corporation	160,491

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
4,300	Possis Medical, Inc.†	$84,925
8,200	ResMed, Inc.†	340,628
8,430	Respironics, Inc.†	380,109
7,600	Sola International, Inc.†	142,880
4,200	SurModics, Inc.†	100,380
9,250	Sybron Dental Specialties, Inc.†	259,925
7,390	Theragenics Corporation†	40,423
7,400	Viasys Healthcare, Inc.†	152,440
3,120	Vital Signs, Inc.	102,024
5,100	Wilson Greatbatch Technologies, Inc.†	215,577

		5,264,379

Health Care Providers & Services — 5.6%
11,575	Accredo Health, Inc.†	365,886
7,600	American Healthways, Inc.†	181,412
5,900	AMERIGROUP Corporation†	251,635
4,800	AmSurg Corporation†	181,872
4,900	Centene Corporation†	137,249
8,550	Cerner Corporation†	323,617
7,900	Cross Country Healthcare, Inc.†	117,868
4,750	CryoLife, Inc.†	27,455
3,010	Curative Health Services, Inc.†	41,538
9,960	Dendrite International, Inc.†	156,073
15,920	Hooper Holmes, Inc.	98,386
11,500	Mid Atlantic Medical Services, Inc.†	745,200
8,460	NDCHealth Corporation	216,745
8,850	Odyssey Healthcare, Inc.†	258,951
12,340	Orthodontic Centers of America, Inc.†	99,337
9,620	Owens & Minor, Inc.	210,774
6,310	PAREXEL International Corporation†	102,601
5,680	Pediatrix Medical Group, Inc.†	312,911
13,500	Pharmaceutical Product Development, Inc.†	364,095
10,380	Priority Healthcare Corporation†	250,262
11,850	Province Healthcare Company†	189,600
4,000	RehabCare Group, Inc.†	85,040
11,690	Renal Care Group, Inc.†	481,628
6,730	Sierra Health Services, Inc.†	184,739
4,900	Sunrise Assisted Living, Inc.†	189,826
6,700	United Surgical Partners International, Inc.†	224,316
20,540	US Oncology, Inc.†	221,010

		6,020,026

See Notes to Financial Statements.

Shares		Value

Hotels, Restaurants & Leisure — 3.5%
7,200	Argosy Gaming Company†	$187,128
8,300	Aztar Corporation†	186,750
8,400	Bally Total Fitness Holding Corporation†	58,800
6,190	CEC Entertainment, Inc.†	293,344
5,210	IHOP Corporation	200,481
8,890	Jack in the Box, Inc.†	189,890
6,780	Landry’s Seafood Restaurants, Inc.	174,382
5,150	Lone Star Steakhouse & Saloon, Inc.	119,377
7,300	Marcus Corporation	119,720
5,150	O’Charley’s Inc.†	92,443
6,100	P. F. Chang’s China Bistro, Inc.†	310,368
7,340	Panera Bread Company†	290,150
4,300	Papa John’s International, Inc.†	143,534
6,250	Pinnacle Entertainment, Inc.†	58,250
10,980	Prime Hospitality Corporation†	111,996
8,100	RARE Hospitality International, Inc.†	197,964
10,385	Ryans Family Steak Houses, Inc.†	157,229
4,000	Shuffle Master, Inc.†	138,480
9,585	Sonic Corporation†	293,493
6,637	The Steak n Shake Company†	118,470
14,500	Triarc Companies, Inc., Class A	156,310
7,200	WMS Industries, Inc.†	188,640

		3,787,199

Household Durables — 4.8%
3,570	A.T. Cross Company†	23,812
5,700	Applica, Inc.	43,320
2,730	Bassett Furniture Industries, Inc.	45,045
14,350	Champion Enterprises, Inc.†	100,450
3,100	Department 56, Inc.†	40,610
3,370	Enesco Group, Inc.†	34,778
8,950	Ethan Allen Interiors, Inc.	374,826
7,340	Fedders Corporation	52,848
9,450	Fleetwood Enterprises, Inc.†	96,957
15,880	Harman International Industries, Inc.	1,174,802
12,640	Interface, Inc.	69,899
13,000	La-Z-Boy, Inc.	272,740
3,260	Libbey, Inc.	92,845
7,038	M.D.C. Holdings, Inc.	453,951
1,640	National Presto Industries, Inc.	59,286
1,700	NVR, Inc.†	792,200
4,940	Russ Berrie & Company, Inc.	167,466
2,700	Salton, Inc.†	35,235

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Household Durables (Continued)
1,970	Skyline Corporation	$68,694
8,040	Standard Pacific Corporation	390,342
5,920	The Ryland Group, Inc.	524,749
5,880	Toro Company	272,832

		5,187,687

Household Products — 0.1%
4,030	WD-40 Company	142,501

Industrial Conglomerates — 0.3%
4,040	Lydall, Inc.†	41,168
2,840	Standex International Corporation	79,520
9,400	Tredegar Industries, Inc.	145,982

		266,670

Information Technology Services — 1.9%
10,390	American Management Systems, Inc.†	156,577
7,100	CACI International, Inc.†	345,202
5,600	Carreker Corporation†	78,456
15,650	Ciber, Inc.†	135,529
11,500	eFunds Corporation†	199,525
9,118	Global Payments, Inc.	429,640
3,800	Intrado, Inc.†	83,410
7,900	ManTech International Corporation†	197,105
5,050	MAXIMUS, Inc.†	197,607
6,200	Pegasus Solutions, Inc.†	64,914
3,400	StarTek, Inc.	138,686

		2,026,651

Insurance — 1.9%
7,407	Delphi Financial Group, Inc.	266,652
8,800	Hilb, Rogal and Hamilton Company	282,216
4,500	LandAmerica Financial Group, Inc.	235,170
5,400	Philadelphia Consolidated Holding Corporation†	263,682
7,200	Presidential Life Corporation	94,752
6,200	RLI Corporation	232,252
2,400	SCPIE Holdings, Inc.	21,168
6,620	Selective Insurance Group, Inc.	214,223
4,300	Stewart Information Services Corporation	174,365
11,400	UICI†	151,392
4,500	Zenith National Insurance Corporation	146,475

		2,082,347

See Notes to Financial Statements.

Shares		Value

Internet & Catalog Retail — 0.4%
11,395	Insight Enterprises, Inc.†	$214,226
4,850	J. Jill Group, Inc.†	61,644
4,500	School Specialty, Inc.†	153,045

		428,915

Internet Software & Services — 0.6%
5,500	j2 Global Communications, Inc.†	136,235
8,550	Netegrity, Inc.†	88,150
10,300	WebEx Communications, Inc.†	207,030
5,500	Websense, Inc.†	160,820
6,920	ZixIt Corporation†	60,135

		652,370

Leisure Equipment & Products — 1.4%
4,290	Action Performance Companies, Inc.	84,084
5,040	Arctic Cat, Inc.	124,488
6,900	Concord Camera Corporation†	63,825
3,920	Huffy Corporation†	20,580
6,090	JAKKS Pacific, Inc.†	80,144
8,070	K2, Inc.†	122,745
4,900	Meade Instruments Corporation†	16,905
13,730	Midway Games, Inc.†	53,272
5,210	Polaris Industries, Inc.	461,502
8,537	SCP Pool Corporation†	278,989
6,680	Sturm Ruger & Company, Inc.	75,952
8,000	The Nautilus Group, Inc.	112,400

		1,494,886

Machinery — 4.5%
8,100	Albany International Corporation	274,590
4,870	Astec Industries, Inc.†	59,755
5,590	Barnes Group, Inc.	180,613
5,350	Briggs & Stratton Corporation	360,590
6,170	Clarcor, Inc.	272,097
4,000	CUNO, Inc.†	180,120
5,010	Dionex Corporation†	230,560
4,010	Gardner Denver, Inc.†	95,719
7,890	IDEX Corporation†	328,145
10,580	JLG Industries, Inc.	161,133
6,900	Kaydon Corporation	178,296
2,830	Lindsay Manufacturing Company	71,458
6,500	Manitowoc, Inc.	202,800
8,500	Milacron, Inc.	35,445

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery (Continued)
8,240	Mueller Industries, Inc.†	$283,126
8,400	Oshkosh Truck Corporation	428,652
7,670	Reliance Steel & Aluminum Company	254,721
3,480	Robbins & Myers, Inc.	66,085
7,000	Stewart & Stevenson Services, Inc.	98,350
4,140	Thomas Industries, Inc.	143,492
21,400	Timken Company	429,284
5,880	Valmont Industries, Inc.	136,122
6,330	Wabash National Corporation†	185,469
7,670	Watts Industries, Inc.	170,274
2,960	Wolverine Tube, Inc.†	18,648

		4,845,544

Marine — 0.2%
5,790	Kirby Corporation†	201,955

Media — 0.5%
3,200	4Kids Entertainment, Inc.†	83,264
7,390	ADVO, Inc.	234,706
5,000	Information Holdings, Inc.†	110,500
3,490	Nelson Thomas, Inc.	67,462

		495,932

Metals & Mining — 1.5%
3,960	Brush Engineered Materials, Inc.†	60,628
3,780	Castle A M Company†	27,594
5,200	Century Aluminum Company	98,852
2,500	Cleveland-Cliffs, Inc.†	127,375
6,900	Commercial Metals Company	209,760
3,850	Commonwealth Industries, Inc.	38,654
3,670	Imco Recycling, Inc.†	36,296
18,100	Massey Energy Company	376,480
3,890	Quanex Corporation	179,329
5,140	RTI International Metals, Inc.†	86,712
6,100	Ryerson Tull, Inc.	69,845
11,800	Steel Dynamics, Inc.†	277,182
2,360	Steel Technologies, Inc.	41,748

		1,630,455

See Notes to Financial Statements.

Shares		Value

Multiline Retail — 0.4%
9,550	Fred’s, Inc.	$295,859
7,200	Shopko Stores, Inc.†	109,800

		405,659

Multi-Utilities — 0.2%
11,600	Avista Corporation	210,192

Office Electronics — 0.0%#
5,500	Gerber Scientific, Inc.†	43,780

Oil & Gas — 3.7%
7,890	Cabot Oil & Gas Corporation, Class A	231,571
10,000	Cimarex Energy Company†	266,900
6,600	Cubic Corporation	151,800
10,300	Evergreen Resources, Inc.†	334,853
6,300	Frontier Oil Corporation	108,486
13,470	Newfield Exploration Company†	599,954
4,650	Nuevo Energy Company†	112,391
8,356	Patina Oil & Gas Corporation	409,360
5,690	Plains Resources, Inc.	91,325
3,200	Prima Energy Corporation†	112,512
6,610	Remington Oil & Gas Corporation†	130,151
8,000	Spinnaker Exploration Company†	258,160
6,920	St. Mary Land & Exploration Company	197,220
6,340	Stone Energy Corporation†	269,133
6,800	Swift Energy Company†	114,580
11,000	Tom Brown, Inc.†	354,750
15,810	Vintage Petroleum, Inc.	190,194

		3,933,340

Paper & Forest Products — 0.2%
9,130	Buckeye Technologies, Inc.†	91,756
2,900	Deltic Timber Corporation	88,160
3,760	Pope & Talbot, Inc.	66,214

		246,130

Personal Products — 0.4%
3,310	Natures Sunshine Products, Inc.	27,970
16,000	NBTY, Inc.†	429,760

		457,730

Pharmaceuticals — 1.1%
12,740	Alpharma, Inc.	256,074
3,500	Cima Labs, Inc.†	114,170

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
6,640	Medicis Pharmaceutical Corporation, Class A	$473,432
7,700	MGI Pharma, Inc.†	316,855

		1,160,531

Real Estate — 1.9%
7,900	Capital Automotive REIT	252,800
6,400	Colonial Properties Trust	253,440
5,450	Essex Property Trust, Inc.	349,999
7,000	Gables Residential Trust	243,180
6,900	Glenborough Realty Trust, Inc.	137,655
6,800	Kilroy Realty Corporation	222,700
10,000	Lexington Corporate Properties Trust	201,900
11,100	Shurgard Storage Centers, Inc., Class A	417,915

		2,079,589

Road & Rail — 1.7%
6,100	Arkansas Best Corporation	191,479
12,045	Heartland Express, Inc.	291,368
15,200	Kansas City Southern Industries, Inc.†	217,664
9,000	Knight Transportation, Inc.†	230,850
7,240	Landstar Systems, Inc.†	275,410
6,570	USF Corporation	224,628
11,300	Yellow Roadway Corporation†	408,721

		1,840,120

Semiconductors & Semiconductor Equipment — 4.3%
6,200	Actel Corporation†	149,420
7,800	Advanced Energy Industries, Inc.†	203,190
8,600	Alliance Semiconductor Corporation†	61,146
7,600	ATMI, Inc.†	175,864
24,200	Axcelis Technologies, Inc.†	247,324
10,580	Brooks Automation, Inc.†	255,719
5,100	Cohu, Inc.	97,665
8,700	Cymer, Inc.†	401,853
7,000	DSP Group, Inc.	174,370
4,500	DuPont Photomasks, Inc.†	108,630
9,550	ESS Technology, Inc.†	162,445
10,000	Exar Corporation†	170,800
8,100	FEI Company†	182,250
6,410	Helix Technology Corporation	131,918
17,100	Kopin Corporation†	114,741
12,300	Kulicke & Soffa Industries, Inc.†	176,874

See Notes to Financial Statements.

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
7,100	Microsemi Corporation†	$174,518
6,200	Pericom Semiconductor Corporation†	66,092
7,870	Photronics, Inc.†	156,770
7,300	Power Integrations, Inc.†	244,258
3,900	Rudolph Technologies, Inc.†	95,706
36,230	Skyworks Solutions, Inc.†	315,201
4,030	Standard Microsystems Corporation†	101,959
3,000	Supertex, Inc.†	57,300
5,109	Three-Five Systems, Inc.	26,771
5,670	Ultratech, Inc.†	166,528
8,700	Varian Semiconductor Equipment Associates, Inc.†	380,103

		4,599,415

Software — 3.5%
3,600	ANSYS, Inc.†	142,920
4,620	BARRA, Inc.	163,964
7,900	Captaris, Inc.†	44,398
3,100	Catapult Communications Corporation†	44,950
4,290	Concord Communications, Inc.†	85,671
4,300	EPIQ Systems, Inc.†	73,659
8,260	FactSet Research Systems, Inc.	315,615
9,000	FileNet Corporation†	243,720
9,740	Hyperion Solutions Corporation†	293,564
7,000	JDA Software Group, Inc.†	115,570
7,417	Kronos, Inc.†	293,787
7,300	Manhattan Associates, Inc.†	201,772
3,700	MapInfo Corporation†	37,296
4,450	MICROS Systems, Inc.†	192,952
5,900	MRO Software, Inc.†	79,414
7,700	NYFIX, Inc.†	61,215
6,000	Phoenix Technologies Ltd.†	48,480
8,480	Progress Software Corporation†	173,501
3,760	QRS Corporation†	30,531
6,800	Radiant Systems, Inc.†	57,188
6,750	Roxio, Inc.†	32,332
9,600	Serena Software, Inc.†	176,160
4,300	SPSS, Inc.†	76,884
8,300	Systems & Computer Technology Corporation†	135,705
10,575	Take-Two Interactive Software, Inc.†	304,666
3,200	TALX Corporation	73,696

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Software (Continued)
9,175	THQ, Inc.†	$155,149
9,220	Verity, Inc.†	153,882

		3,808,641

Specialty Retail — 6.0%
8,015	Aaron Rents, Inc.	161,342
10,890	AnnTaylor Stores Corporation†	424,710
3,230	Building Materials Holdings Corporation	50,162
10,700	Burlington Coat Factory Warehouse Corporation	226,412
4,870	Cato Corporation	99,835
6,400	Children’s Place Retail Stores, Inc.†	171,072
9,250	Christopher & Banks Corporation	180,653
5,330	Cost Plus, Inc.†	218,530
6,000	Electronics Boutique Holdings Corporation†	137,340
5,400	Genesco, Inc.†	81,702
8,040	Goody’s Family Clothing, Inc.	75,254
5,460	Group 1 Automotive, Inc.†	197,597
5,800	Guitar Center, Inc.†	188,964
7,290	Gymboree Corporation†	125,607
4,580	Hancock Fabrics, Inc.	66,318
5,300	Haverty Furniture Companies, Inc.	105,258
11,475	Hot Topic, Inc.†	338,054
5,221	Jo-Ann Stores, Inc.†	106,508
10,740	Linens ’N Things, Inc.†	323,059
8,000	Movie Gallery, Inc.†	149,440
18,840	Pacific Sunwear of California, Inc.†	397,901
10,660	Regis Corporation	421,283
10,300	Stein Mart, Inc.†	84,872
5,360	TBC Corporation†	138,342
7,170	The Dress Barn†	107,478
9,690	The Men’s Wearhouse, Inc.†	242,347
13,300	The Pep Boys – Manny, Moe & Jack	304,171
7,282	The Wet Seal, Inc.†	72,019
8,500	Too, Inc.†	143,480
9,000	Tractor Supply Company†	350,010
3,500	Ultimate Electronics, Inc.†	26,705
9,600	Urban Outfitters, Inc.†	355,680
6,270	Zale Corporation†	333,564

		6,405,669

See Notes to Financial Statements.

Shares		Value

Textiles, Apparel & Luxury Goods — 2.0%
3,080	Ashworth, Inc.†	$24,856
4,440	Brown Shoe Company, Inc.	168,409
11,335	Fossil, Inc.†	317,493
1,530	Haggar Corporation	29,850
8,760	K-Swiss, Inc.	210,766
6,520	Kellwood Company	267,320
2,840	Oshkosh B’ Gosh, Inc.	60,946
3,860	Oxford Industries, Inc.	130,777
7,450	Phillips Van Heusen Corporation	132,163
13,300	Quiksilver, Inc.†	235,809
8,000	Russell Corporation	140,480
9,570	Stride Rite Corporation	108,907
7,900	Wellman, Inc.	80,659
9,860	Wolverine World Wide, Inc.	200,947

		2,109,382

Thrifts & Mortgage Finance — 2.9%
5,620	Anchor Bancorp Wisconsin, Inc.	139,938
7,100	BankUnited Financial Corporation†	183,109
14,400	Brookline Bancorp, Inc.	220,896
10,140	Commercial Federal Corporation	270,839
6,250	Dime Community Bancshares	192,250
4,100	FirstFed Financial Corporation†	178,350
14,800	Flagstar Bancorp, Inc.	317,016
18,520	Fremont General Corporation	313,173
8,070	MAF Bancorp, Inc.	338,133
8,550	New Century Financial Corporation	339,179
6,300	Seacoast Financial Services Corporation	172,683
14,100	Staten Island Bancorp, Inc.	317,250
8,312	Waypoint Financial Corporation	180,287

		3,163,103

Tobacco — 0.2%
10,990	Dimon, Inc.	74,183
3,540	Schweitzer-Mauduit International, Inc.	105,421

		179,604

Trading Companies & Distributors — 0.3%
4,560	Applied Industrial Technologies, Inc.	108,802
2,230	Lawson Products, Inc.	73,991
6,460	Watsco, Inc.	146,836

		329,629

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2003 (continued)

Shares		Value

COMMON STOCKS (Continued)
Water Utilities — 0.1%
3,605	American States Water Company	$90,125

Wireless Telecommunication Services — 0.0%
4,400	Boston Communications Group, Inc.†	40,876

TOTAL COMMON STOCKS
(Cost $84,078,945)		107,508,109

RIGHTS — 0.0%#
(Cost $0)
Household Durables — 0.0%
7,340	Fedders Corporation†	440

Principal
Amount

U.S. TREASURY BILL — 0.2%
(Cost $199,723)
$200,000	1.02% due 2/19/2004*, ††	199,723

OTHER INVESTMENTS**
(Cost $19,184,839)	17.9%	19,184,839

TOTAL INVESTMENTS
(Cost $103,463,507)	118.1%	126,893,111
OTHER ASSETS AND LIABILITIES (Net)	(18.1)	(19,404,338)

NET ASSETS	100.0%	$107,488,773

*	Securities pledged as collateral for futures contracts.

**	As of December 31, 2003 the market value of the securities on loan is $18,486,682. Cash collateral received for securities loaned is $19,184,839 invested in 19,184,839 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

#	Amount represents less than 0.01% of net assets.

ABBREVIATION:

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Statements of Assets and Liabilities, December 31, 2003

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities(a)	$110,910,204	$126,893,111
Repurchase agreements	2,549,000	—

Total Investments	113,459,204	126,893,111
Cash	968	—
Interest receivable	55	—
Dividends receivable	92,073	72,530
Receivable for investment securities sold	—	284,580
Receivable for Fund shares sold	465,937	107,311
Prepaid expenses and other assets	1,691	2,072

Total assets	114,019,928	127,359,604

LIABILITIES:
Due to custodian	—	70,210
Payable for Fund shares redeemed	89,008	224,562
Payable for investment securities purchased	26,155	279,055
Payable upon return of securities loaned	6,185,422	19,184,839
Variation margin payable	14,400	7,157
Investment advisory fees payable	341	380
Administration fees payable	4,605	6,047
Shareholder servicing fees payable	18,293	27,954
Transfer agency/record keeping fees payable	7,297	7,712
Custody fees payable	6,482	10,825
Trustees’ fees and expenses payable	16,316	18,466
Accrued expenses and other payables	23,317	33,624

Total Liabilities	6,391,636	19,870,831

NET ASSETS	$107,628,292	$107,488,773

Investments, at cost	$98,923,878	$103,463,507

(a)	Including $5,994,181 and $18,486,682 of securities loaned for the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

NET ASSETS consist of:
Undistributed net investment income	$139,642	$9,018
Accumulated net realized loss on investments sold	(1,718,934)	(6,297,494)
Net unrealized appreciation of investments	14,595,818	23,440,823
Paid-in capital	94,611,766	90,336,426

	$107,628,292	$107,488,773

NET ASSETS:
Class K Shares	$89,945,166	$97,033,974

Class Y Shares	$17,683,126	$10,454,799

SHARES OUTSTANDING:
Class K Shares	9,682,529	7,518,194

Class Y Shares	1,655,712	811,005

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.29	$12.91

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.68	$12.89

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Operations, For the Year Ended December 31, 2003

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

INVESTMENT INCOME:
Interest	$37,931	$12,977
Dividends(a)	842,705	722,566
Securities lending	9,387	27,543

Total Investment Income	890,023	763,086

EXPENSES:
Shareholder servicing fees:
Class K Shares	147,275	181,821
Investment advisory fees	108,066	120,663
Administration fees	39,979	44,605
Transfer agency/record keeping fees	31,614	34,661
Custody fees	78,046	120,259
Legal and audit fees	55,421	55,404
Trustees’ fees and expenses	23,474	24,357
Registration and filing fees	1,117	167
Amortization of organization costs	174	—
Other	15,207	31,943

Total Expenses	500,373	613,880
Expenses reimbursed by investment advisor	(1,894)	—

Net Expenses	498,479	613,880

NET INVESTMENT INCOME	391,544	149,206

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(173,009)	1,304,414
Futures contracts	804,955	227,079
Net change in unrealized appreciation/(depreciation) of:
Securities	21,406,344	25,206,325
Futures contracts	81,864	15,532

Net realized and unrealized gain on investments	22,120,154	26,753,350

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,511,698	$26,902,556

(a)	Net of dividend taxes withheld of $389 on the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

The Munder S&P Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002

Net investment income	$391,544	$298,260
Net realized gain/(loss) on investments sold:	631,946	(1,813,716)
Net change in unrealized appreciation/(depreciation) of investments	21,488,208	(7,199,386)

Net increase/(decrease) in net assets resulting from operations	22,511,698	(8,714,842)
Dividends to shareholders from net investment income:
Class K Shares	(234,781)	(219,077)
Class Y Shares	(73,110)	(40,671)
Net increase in net assets from Fund share transactions:
Class K Shares	26,863,054	31,684,385
Class Y Shares	2,906,965	2,340,578

Net increase in net assets	51,973,826	25,050,373
NET ASSETS:
Beginning of year	55,654,466	30,604,093

End of year	$107,628,292	$55,654,466

Undistributed net investment income	$139,642	$74,329

See Notes to Financial Statements.

The Munder S&P Index Funds

Statements of Changes in Net Assets (continued)

	Munder S&P® SmallCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002

Net investment income	$149,206	$287,905
Net realized gains/(loss) on investments sold:	1,531,493	(2,771,517)
Net change in unrealized appreciation/(depreciation) of investments	25,221,857	(10,005,488)

Net increase/(decrease) in net assets resulting from operations	26,902,556	(12,489,100)
Dividends to shareholders from net investment income:
Class K Shares	(125,624)	(297,006)
Class Y Shares	(30,068)	(48,625)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	12,100,064	(8,957,707)
Class Y Shares	1,499,422	(608,356)

Net increase/(decrease) in net assets	40,346,350	(22,400,794)
NET ASSETS:
Beginning of year	67,142,423	89,543,217

End of year	$107,488,773	$67,142,423

Undistributed net investment income	$9,018	$54,444

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002

Amount
Class K Shares:
Sold	$42,984,499	$41,720,597
Redeemed	(16,121,445)	(10,036,212)

Net increase	$26,863,054	$31,684,385

Class Y Shares:
Sold	$4,619,806	$9,950,522
Issued as reinvestment of dividends	36	64
Redeemed	(1,712,877)	(7,610,008)

Net increase	$2,906,965	$2,340,578

Shares
Class K Shares:
Sold	5,269,721	5,254,105
Redeemed	(2,063,623)	(1,356,506)

Net increase	3,206,098	3,897,599

Class Y Shares:
Sold	497,704	1,124,532
Issued as reinvestment of dividends	4	7
Redeemed	(188,072)	(778,038)

Net increase	309,636	346,501

See Notes to Financial Statements.

	Munder S&P® SmallCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002

Amount
Class K Shares:
Sold	$28,936,768	$11,256,860
Issued as reinvestment of dividends	139	334
Redeemed	(16,836,843)	(20,214,901)

Net increase/(decrease)	$12,100,064	$(8,957,707)

Class Y Shares:
Sold	$4,075,124	$1,147,223
Redeemed	(2,575,702)	(1,755,579)

Net increase/(decrease)	$1,499,422	$(608,356)

Shares
Class K Shares:
Sold	2,593,895	1,078,736
Issued as reinvestment of dividends	15	31
Redeemed	(1,545,268)	(1,945,782)

Net increase/(decrease)	1,048,642	(867,015)

Class Y Shares:
Sold	360,150	113,178
Redeemed	(230,520)	(165,891)

Net increase/(decrease)	129,630	(52,713)

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99(c)

Net asset value, beginning of period	$6.94	$8.21	$8.50	$9.00	$10.00

Income/(loss) from investment operations:
Net investment income	0.04	0.05	0.08	0.11	0.02
Net realized and unrealized gain/(loss) on investments	2.34	(1.27)	(0.24)	1.36	0.82

Total from investment operations	2.38	(1.22)	(0.16)	1.47	0.84

Less distributions:
Dividends from net investment income	(0.03)	(0.05)	(0.07)	(0.12)	(0.06)
Distributions in excess of net investment income	—	—	—	—	(0.02)
Distributions from net realized capital gains	—	—	(0.06)	(1.85)	(1.76)

Total distributions	(0.03)	(0.05)	(0.13)	(1.97)	(1.84)

Net asset value, end of period	$9.29	$6.94	$8.21	$8.50	$9.00

Total return(b)	34.45%	(14.96)%	(1.57)%	17.35%	9.77%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$89,945	$44,928	$21,180	$3,015	$1,232
Ratio of operating expenses to average net assets	0.74%	0.59%	0.43%	0.43%	0.43	%(d)
Ratio of net investment income to average net assets	0.50%	0.60%	1.00%	1.11%	1.21	%(d)
Portfolio turnover rate	7%	28%	22%	86%	36%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.74%	0.77%	0.99%	1.08%	1.29	%(d)

(a)	The Munder S&P® MidCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and February 13, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
12/31/03	12/31/02	12/31/01	12/31/00	12/31/99(c)

$7.97	$9.43	$9.74	$10.29	$11.08

0.06	0.08	0.11	0.15	0.16
2.70	(1.47)	(0.26)	1.56	1.48

2.76	(1.39)	(0.15)	1.71	1.64

(0.05)	(0.07)	(0.09)	(0.14)	(0.17)
—	—	—	—	(0.05)
—	—	(0.07)	(2.12)	(2.21)

(0.05)	(0.07)	(0.16)	(2.26)	(2.43)

$10.68	$7.97	$9.43	$9.74	$10.29

34.82%	(14.86)%	(1.29)%	17.74%	14.69%

$17,683	$10,727	$9,424	$8,141	$9,264
0.49%	0.34%	0.18%	0.18%	0.18%
0.75%	0.85%	1.25%	1.36%	1.46%
7%	28%	22%	86%	36%
0.49%	0.52%	0.81%	0.83%	1.04%

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99(d)

Net asset value, beginning of period	$9.39	$11.10	$10.96	$10.90	$10.00

Income/(loss) from investment operations:
Net investment income	0.02	0.04	0.05	0.04	0.02
Net realized and unrealized gain/(loss) on investments	3.52	(1.71)	0.53	1.05	1.00

Total from investment operations	3.54	(1.67)	0.58	1.09	1.02

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.04)	(0.04)	(0.01)
Distributions from net realized gains	—	—	(0.40)	(0.99)	—
Distributions from capital	—	—	—	—	(0.11)

Total distributions	(0.02)	(0.04)	(0.44)	(1.03)	(0.12)

Net asset value, end of period	$12.91	$9.39	$11.10	$10.96	$10.90

Total return(b)	37.76%	(15.07)%	6.26%	10.55%	10.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$97,034	$60,751	$81,407	$68,263	$30,820
Ratio of operating expenses to average net assets	0.79%	0.52%	0.43%	0.43%	0.43	%(c)
Ratio of net investment income to average net assets	0.16%	0.34%	0.49%	0.37%	0.89	%(c)
Portfolio turnover rate	13%	12%	23%	101%	3%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.79%	0.68%	0.69%	0.82%	0.76	%(c)

(a)	The Munder S&P SmallCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and August 7, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

(d)	Per share numbers have been calculated using the average shares method.

(e)	The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.

(f)	Reflects the net asset value on May 18, 1998.

(g)	Annualized based on the activity of the Fund through May 18, 1998.

See Notes to Financial Statements.

Y Shares

Year	Year	Year	Year	Period		Period
Ended	Ended	Ended	Ended	Ended		Ended
12/31/03	12/31/02	12/31/01	12/31/00	12/31/99(d,e)		12/31/98(e)

$9.38	$11.08	$10.94	$10.91	$10.00		$10.23

0.05	0.06	0.08	0.09	0.02		0.02
3.50	(1.69)	0.52	1.00	1.02		0.84

3.55	(1.63)	0.60	1.09	1.04		0.86

(0.04)	(0.07)	(0.06)	(0.07)	(0.01)		—
—	—	(0.40)	(0.99)	—		—
—	—	—	—	(0.12)		(0.04)

(0.04)	(0.07)	(0.46)	(1.06)	(0.13)		(0.04)

$12.89	$9.38	$11.08	$10.94	$10.91		$11.05	(f)

38.04%	(14.80)%	6.45%	10.58%	10.50%		8.41%

$10,455	$6,391	$8,136	$9,181	$22,834		$—
0.54%	0.27%	0.18%	0.18%	0.18	%(c)	0.18	%(g)
0.41%	0.59%	0.74%	0.62%	1.14	%(c)	0.52	%(g)
13%	12%	23%	101%	3%		17%
0.54%	0.43%	0.45%	0.57%	0.52	%(c)	4.53	%(g)

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003

1. Organization

    As of December 31, 2003, the Munder Funds consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the S&P® Index Funds offers two classes of shares — Class K and Class Y Shares. Financial statements of the other Munder Funds are presented in separate reports.

    Prior to April 30, 2003, the S&P® Index Funds were each a series of St. Clair Funds, Inc. (“St. Clair”), a Maryland corporation. On April 28, 2003, shareholders of the Munder Institutional S&P® MidCap Index Equity Fund and Munder Institutional S&P® SmallCap Index Equity Fund series of St. Clair (each, a “Predecessor Fund”) approved the reorganization and redomiciliation of each Predecessor Fund into the corresponding Fund. On April 30, 2003, each of the reorganizations and redomiciliations was completed.

    On April 30, 2003, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund changed their names from the Munder Institutional S&P® MidCap Index Equity Fund and the Munder Institutional S&P® SmallCap Index Equity Fund, respectively.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including financial futures contracts, are generally valued at the last quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sales price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Funds may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or prices of comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: Each Fund used futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intended to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/ (depreciation) of futures contracts. A Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

    Repurchase Agreements: In connection with transactions in repurchase agreements, each Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which a Fund seeks to assert its rights.

    Loans of Portfolio Securities: Each Fund lends portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. Each Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from each Fund a fee, computed and payable daily, based on the daily net assets of each Fund, at the following annual rates:

Fees on
Daily Net Assets

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

    Prior to April 30, 2003, fees were computed daily and payable monthly.

    For the year ended December 31, 2003, the Advisor voluntarily reimbursed certain expenses of the Munder S&P® MidCap Index Equity Fund in the amount of $1,894.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of the S&P® Index Funds, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $3 billion	0.0577%
Next $3 billion	0.0557%
Thereafter	0.0532%

    Prior to June 1, 2003, the fee schedule in effect was as follows:

Aggregate Net Assets	Annual Fee

First $3 billion	0.0510%
Next $3 billion	0.0490%
Thereafter	0.0465%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it may receive in the

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended December 31, 2003, the Advisor earned $39,979 and $44,605 before payment of sub-administration fees and $27,731 and $30,930 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the year ended December 31, 2003, each of the S&P® Index Funds paid an effective rate of 0.0549% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (95% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $7,324 and $8,011 for its sub-transfer agency and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the year ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out of- pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

4. Distribution and Service Plan

    The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees are collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the year ended December 31, 2003, the Munder S&P® MidCap Index Equity Fund paid $0 to Comerica Securities and $147,417 to Comerica Bank and the Munder S&P® SmallCap Index Equity Fund paid $0 to Comerica Securities and $181,733 to Comerica Bank.

5. Securities Transactions

    For the year ended December 31, 2003, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$35,378,177	$4,565,311
Munder S&P® SmallCap Index Equity Fund	24,760,310	10,211,075

    At December 31, 2003, aggregate cost for Federal income tax purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value, and net unrealized appreciation for Federal Income Tax purposes were as follows:

		Unrealized	Unrealized
	Aggregate Cost	Appreciation	(Depreciation)	Net Unrealized
	For Federal	For Federal	For Federal	Appreciation For
	Income Tax	Income Tax	Income Tax	Federal Income
	Purposes	Purposes	Purposes	Tax Purposes

Munder S&P® MidCap Index Equity Fund	$99,888,391	$17,188,073	$(3,617,260)	$13,570,813
Munder S&P® SmallCap Index Equity Fund	105,896,967	29,298,040	(8,301,896)	20,996,144

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

    At December 31, 2003, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market
	Number of	Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation

Munder S&P® MidCap Index Equity Fund:
S&P® 400 Index, March 2004 (long position)	9	$2,531,734	$2,592,226	$60,492
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, March 2004 (long position)	1	267,381	278,600	11,219

6. Organizational Costs

    Expenses incurred prior to June 30, 1998 in connection with the organization of the Munder S&P® MidCap Index Equity Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, were amortized on a straight-line basis over a period of 5 years from commencement of operations.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended December 31, 2003, neither S&P® Index Fund utilized the revolving line of credit. For the year ended December 31, 2003, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P®SmallCap Index Equity Fund were $1,045 and $1,352, respectively.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

    As determined on December 31, 2003, permanent differences resulting primarily from different book and tax accounting for dividend payments from Real Estate Investment Trusts were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

    The tax character of distributions paid to shareholders during the years ended December 31, 2003 and December 31, 2002 was as follows:

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002

	Ordinary	Ordinary
	Income	Income

Munder S&P®MidCap Index Equity Fund	$307,891	$259,748
Munder S&P®SmallCap Index Equity Fund	155,692	345,631

    At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

		Post October
	Undistributed	Loss/Capital	Unrealized
	Ordinary	Loss	Appreciation/
	Income	Carryover	(Depreciation)	Total

Munder S&P®MidCap Index Equity Fund	$152,082	$(693,930)	$13,570,813	$13,028,965
Munder S&P®SmallCap Index Equity Fund	23,514	(3,852,816)	20,996,144	17,166,842

    The differences between book and tax distributable earnings are primarily due to wash sales, return of capital dividend payments, mark to markets on futures contracts and deferred trustees’ fees.

    As determined at December 31, 2003, the S&P Index Funds had available for Federal income tax purposes, unused capital losses as follows:

	Expiring 2009	Expiring 2010	Total

Munder S&P® MidCap Index Equity Fund	$—	$618,493	$618,493
Munder S&P® SmallCap Index Equity Fund	1,800,318	2,052,498	3,852,816

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Munder S&P® MidCap Index Equity Fund has elected to defer net capital and currency losses arising between November 1, 2003 and December 31, 2003 in the amount of $75,437.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

9. Shareholder Meeting Results (Unaudited)

    Special Meetings of Shareholders (each, a “Special Meeting”) of the Predecessor Funds, each a series of St. Clair, were held on April 28, 2003. The purpose of the Special Meetings was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

Proposal 1

    The purpose of this proposal was to elect the Munder Funds Board of Directors/ Trustees. The shareholders of each Predecessor Fund together with the other shareholders of St. Clair approved the proposal, as did the shareholders of The Munder Funds, Inc., The Munder Funds Trust and MFFT. The names of the Directors/ Trustees and the results of the election for St. Clair are as set forth below.

Nominees:		No. of Shares

David J. Brophy	For	793,815,116.192
	Withhold	20,037,321.828
	TOTAL	813,852,438.020
Joseph E. Champagne	For	793,831,468.246
	Withhold	20,020,969.774
	TOTAL	813,852,438.020
Thomas D. Eckert	For	793,877,158.726
	Withhold	19,975,279.294
	TOTAL	813,852,438.020
Charles W. Elliott	For	793,908,855.665
	Withhold	19,943,582.355
	TOTAL	813,852,438.020
John Engler	For	791,526,076.696
	Withhold	22,326,361.324
	TOTAL	813,852,438.020
Michael T. Monahan	For	793,866,049.527
	Withhold	19,986,388.493
	TOTAL	813,852,438.020
Arthur T. Porter	For	793,637,823.273
	Withhold	20,214,614.747
	TOTAL	813,852,438.020
John Rakolta, Jr.	For	793,770,985.712
	Withhold	20,081,452.308
	TOTAL	813,852,438.020

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 2

    The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation (“Reorganization Agreement”), pursuant to which each of the Predecessor Funds would be reorganized with and into its corresponding Fund as a separate series of MST. The shareholders of each Predecessor Fund approved the proposal and the results of the votes are as set forth below.

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,321,097.000	6,719,400.000
Against	3,361.000	1,834.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

Proposal 3

    The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of each Predecessor Fund, which would also be applicable to the corresponding Fund. None of the proposals was intended to materially alter the investment risk associated with any Predecessor Fund or corresponding Fund or change the way in which either was managed. The shareholders of each Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

Proposal 3.A — Diversification

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,321,097.000	6,719,400.000
Against	3,361.000	1,834.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3.B — Borrowing

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,318,816.000	6,718,556.000
Against	4,112.000	2,112.000
Abstain	3,498.000	8,275.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

Proposal 3.C — Senior Securities

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,320,346.000	6,719,122.000
Against	4,112.000	2,112.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

Proposal 3.D — Underwriting Securities

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,321,097.000	6,719,400.000
Against	3,361.000	1,677.000
Abstain	1,968.000	7,866.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

Proposal 3.E — Real Estate

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,321,097.000	6,719,400.000
Against	3,361.000	1,834.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3.F — Making Loans

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,320,346.000	6,719,122.000
Against	4,112.000	2,112.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

Proposal 3.G — Concentration of Investments

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,321,097.000	6,719,400.000
Against	3,361.000	1,834.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

Proposal 3.H — Commodities

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,320,346.000	6,719,122.000
Against	4,112.000	2,112.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

Proposal 3.I — Pledging, Mortgaging and Hypothecating Fund Assets

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,320,346.000	6,719,122.000
Against	4,112.000	2,112.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3.K — Investments for Control

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,321,097.000	6,719,400.000
Against	3,361.000	1,834.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

Proposal 3.P — Reverse Repurchase Agreements

	No. of Shares

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

For	6,320,346.000	6,719,122.000
Against	4,112.000	2,112.000
Abstain	1,968.000	7,709.000
Broker Non-votes	961.000	0.000
TOTAL	6,327,387.000	6,728,943.000

10. Proxy Voting Policies (Unaudited)

    A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

11. Trustees and Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
	Position(s)	Office(1) and		Complex
	with the	Length of	Principal Occupation(s) During Past	Overseen	Other Directorships
Name, Address and Age	Munder Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees
Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 67	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 65	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

				Number of
				Portfolios
		Term of		in Fund
	Position(s)	Office(1) and		Complex
	with the	Length of	Principal Occupation(s) During Past	Overseen	Other Directorships
Name, Address and Age	Munder Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee	Indefinite since 2/01	Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (since 10/03); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	None

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

Number of
Portfolios
		Term of		in Fund
	Position(s)	Office(1) and		Complex
	with the	Length of	Principal Occupation(s) During Past	Overseen	Other Directorships
Name, Address and Age	Munder Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee
Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02); Guilford Mills, Inc. (supplier of automotive textile products) (since 10/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the investment advisor to the Munder Funds. Mr. Monahan also receives retirement and health benefits from Comerica.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2003 (continued)

Term of
	Position(s)	Office(1) and
	with the	Length of
Name, Address and Age	Munder Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers
James C. Robinson 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President and Principal Executive Officer	through 2/04; since 5/00	Chairman and Chief Executive Officer of Munder Capital Management (investment advisor) (since 1/00); Chief Investment Officer/Fixed Income of Munder Capital Management (1/90 to 1/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 45	Vice President, Secretary and Chief Legal Officer	through 2/04; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Vice President and Principal Financial Officer	through 2/04; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/04; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the S&P® Index Funds includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the Munder S&P® MidCap

Index Equity Fund and Munder S&P® SmallCap Index Equity Fund of
Munder Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Munder S&P® MidCap Index Equity Fund (formerly, the Munder Institutional S&P® MidCap Index Equity Fund) and the Munder S&P® SmallCap Index Equity Fund (formerly, the Munder Institutional S&P® SmallCap Index Equity Fund) (the “Funds”) (two of the portfolios constituting Munder Series Trust), as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder S&P MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund of Munder Series Trust at December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
February 10, 2004

The Munder S&P® Index Funds

Tax Information, December 31, 2003 (Unaudited)

    Of the distributions made by the Funds, 100% and 100% represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund respectively.

    For the fiscal year ended December 31, 2003 certain dividends paid by the S&P® Index Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (“the Act”). The S&P® Index Funds intend to designate up to the maximum of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder
Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINDX1203

ANNUAL REPORT
December 31, 2003
The Munder Institutional Funds
Class Y Shares

Munder Institutional Government Money Market Fund Munder Institutional Money Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March powered the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, to a 28.69% return for 2003. The rally was broad-based, with all ten economic sectors of the S&P 500® universe generating positive performance during the period. U.S. small-capitalization stocks, as measured by the S&P® SmallCap 600 Index, had an even more robust 38.79% return in 2003.

    In contrast to the improved stock market, the bond market weakened significantly in 2003. The Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a 4.10% return for the year. The three-month Treasury bill, a proxy for money market returns, had a 1.15% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information on the Funds covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

Portfolio of Investments:
1	Munder Institutional Government Money Market Fund
3	Munder Institutional Money Market Fund
8	Statements of Assets and Liabilities
9	Statements of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
29	Report of Ernst & Young LLP, Independent Auditors

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

[This Page Intentionally Left Blank]

ii

Munder Institutional Government Money Market Fund

Portfolio of Investments, December 31, 2003

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.1%
Federal Home Loan Bank (FHLB) — 6.6%
$1,250,000	1.500% due 01/02/2004*	$1,249,974
1,000,000	1.031% due 03/31/2004*	997,450
500,000	1.120% due 07/12/2004	500,000

		2,747,424

Federal Home Loan Mortgage Corporation (FHLMC) — 16.5%
1,000,000	1.067% due 01/08/2004*	999,795
609,000	1.071% due 01/16/2004*	608,731
614,000	1.093% due 01/21/2004*	613,631
962,000	1.093% due 01/22/2004*	961,394
1,135,000	1.045% due 02/10/2004*	1,133,714
798,000	1.055% due 03/08/2004*	796,455
775,000	1.058% due 03/18/2004*	773,268
1,000,000	1.072% due 04/05/2004*	997,229

		6,884,217

Federal National Mortgage Association (FNMA) — 32.0%
5,000,000	1.064% due 01/02/2004*	4,999,854
2,150,000	1.155% due 01/07/2004*	2,149,645
1,700,000	2.160% due 01/28/2004*	1,698,637
450,000	5.125% due 02/13/2004	452,000
1,000,000	1.063% due 02/18/2004*	998,640
1,600,000	1.087% due 03/10/2004*	1,596,701
500,000	5.625% due 05/14/2004	508,027
500,000	1.550% due 11/17/2004	500,000
425,000	1.630% due 12/15/2004	425,000

		13,328,504

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,960,145)		22,960,145

REPURCHASE AGREEMENTS — 45.1%
9,780,529	Agreement with Banc of America LLC, 0.990% dated 12/31/2003, to be repurchased at $9,781,067 on 01/02/2004, collateralized by $14,843,411 FNMA Strip, 0.753%* maturing 06/01/2033 (value $10,073,945)	9,780,529

See Notes to Financial Statements.

1

Munder Institutional Government Money Market Fund

Portfolio of Investments, December 31, 2003 (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS (Continued)
$9,000,000	Agreement with Merrill Lynch & Company, 0.935% dated 12/31/2003, to be repurchased at $9,000,500 on 01/02/2004, collateralized by $9,755,000 FNMA, 5.500% maturing 04/01/2033 (value $9,271,455)	$9,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,780,529)		18,780,529

TOTAL INVESTMENTS
(Cost $41,740,674)	100.2%	41,740,674
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(74,655)

NET ASSETS	100.0%	$41,666,019

*	Rate represents discount rate at date of purchase.

See Notes to Financial Statements.

2

Munder Institutional Money Market Fund

Portfolio of Investments, December 31, 2003

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 16.9%
$20,000,000	BNP Paribas 1.330% due 01/27/2004	A-1+/ AA-	P-1/Aa2	$19,999,929
25,000,000	Credit Agricole SA 1.307% due 10/18/2004	A-1+/AA-	P-1/Aa2	24,997,009
25,000,000	Deutsche Bank AG 1.150% due 05/10/2004	A-1+/AA-	P-1/Aa3	25,000,000
25,000,000	Rabobank Nederland 1.230% due 03/19/2004	A-1+/AAA	P-1/Aaa	24,999,198
25,000,000	Royal Bank of Scotland Plc 1.120% due 06/02/2004	A-1+/AA	P-1/Aa3	24,998,950
25,000,000	UBS AG 1.390% due 08/30/2004	A-1+/AA+	P-1/Aa2	24,998,343
25,000,000	Westdeutsche Landesbank Girozentrale 1.450% due 11/17/2004	A-1+/AA+	P-1/Aa1	24,996,705

TOTAL CERTIFICATES OF DEPOSIT
(Cost $169,990,134)				169,990,134

COMMERCIAL PAPER — 30.3%
25,000,000	Beta Finance, Inc. 1.090% due 01/12/2004	A-1+/AAA	P-1/Aaa	24,991,674
25,000,000	Corporate Receivables Corporation Funding LLC 1.060% due 02/20/2004	A-1+/AAA	P-1/Aaa	24,963,194
25,000,000	Fleet Funding Corporation 1.080% due 01/12/2004	A-1+/NR	P-1/NR	24,991,750
30,000,000	General Electric Capital Corporation 0.940% due 01/07/2004	A-1+	P-1	29,995,300
25,000,000	Golden Funding Corporation 1.140% due 02/10/2004	A-1/NR	P-1/Aa2	24,968,333
25,000,000	ING Funding LLC 1.080% due 01/26/2004	A-1+/AA-	P-1/A-2	24,981,250
25,000,000	Mont Blanc Capital Corporation 1.100% due 01/20/2004	A-1+/NR	P-1/NR	24,985,486
25,000,000	National Rural Utilities Cooperative Finance Corporation 1.050% due 02/05/2004	A-1/A	P-1/A2	24,974,479

See Notes to Financial Statements.

3

Munder Institutional Money Market Fund

Portfolio of Investments, December 31, 2003 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
$30,000,000	New Center Asset Trust 0.970% due 01/02/2004	A-1+/NR	P-1/NR	$29,999,192
25,000,000	Park Avenue Receivables Corporation 1.080% due 01/13/2004	A-1/NR	P-1/NR	24,991,000
25,000,000	Transamerica Finance Corporation 1.050% due 01/09/2004	A-1/BBB+	P-1/A3	24,994,167
20,000,000	UBS Finance, Inc. 0.950% due 01/02/2004	A-1+/AA+	P-1/Aa2	19,999,472

TOTAL COMMERCIAL PAPER
(Cost $304,835,297)				304,835,297

CORPORATE BONDS AND NOTES — 12.9%
25,000,000	CC USA, Inc., 144A 1.104% due 07/20/2004*	A-1+/AAA	P-1/Aaa	25,000,000
30,000,000	International Lease Finance Corporation 1.480% due 04/08/2004††	A-1+/AA-	P-1/A1	30,000,000
20,000,000	K2 USA LLC, 144A 1.123% due 05/17/2004††, *	A-1+/AAA	P-1/Aaa	20,000,000
	Sigma Finance, Inc., 144A:
10,000,000	1.110% due 05/10/2004††, *	A-1+/AAA	P-1/Aaa	9,999,464
20,000,000	1.125% due 09/09/2004††, *	A-1+/AAA	P-1/Aaa	19,998,623
25,000,000	Wells Fargo Bank, NA 1.040% due 04/02/2004††	A-1+/AA-	P-1/Aa1	25,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $129,998,087)				129,998,087

See Notes to Financial Statements.

4

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
$25,000,000	Federal Home Loan Bank 1.150% due 08/13/2004	AAA	Aaa	$25,000,000
25,000,000	Federal Home Loan Mortgage Corporation 0.770% due 02/12/2004†	AAA	Aaa	24,969,958
25,000,000	Federal National Mortgage Association 0.110% due 01/14/2004†	AAA	Aaa	24,990,431

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $74,960,389)				74,960,389

REPURCHASE AGREEMENTS — 32.4%
241,366,885	Lehman Brothers, 0.820% dated 12/31/2003, to be repurchased at $241,366,885 on 01/02/2004, collateralized by $515,435,673 U.S. Treasury Strips, 4.400%-11.250%† having maturities from 08/15/2013-02/15/2026 (value $246,194,570)			241,366,885
60,000,000	Salomon Brothers, 0.990% dated 12/31/2003, to be repurchased at $60,003,300 on 01/02/2004, collateralized by $6,536,275 FHLMC, 5.500%-7.500%, having maturities ranging from 01/01/2030-12/01/2033 (value $5,646,941) and $53,466,647 FNMA, 4.000%-6.500% having maturities ranging from 08/01/2018-06/01/2033 (value $55,556,049)			60,000,000
25,000,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $25,000,000 on 01/02/2004, collateralized by $25,001,083 U.S. Treasury Bond, 8.500% maturing 02/15/2020 (value $25,506,313)			25,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $326,366,885)				326,366,885

See Notes to Financial Statements.

5

Munder Institutional Money Market Fund

Portfolio of Investments, December 31, 2003 (continued)

		Value

TOTAL INVESTMENTS
(Cost $1,006,150,792)	99.9%	$1,006,150,792
OTHER ASSETS AND LIABILITIES (Net)	0.1	509,332

NET ASSETS	100.0%	$1,006,660,124

†	Rate represents annualized yield at date of purchase.

††	Variable rate security. The interest rate shown reflects rate currently in effect.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

NR    — Not Rated

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

The Munder Institutional Funds

Statements of Assets and Liabilities, December 31, 2003

	Munder
	Institutional	Munder
	Government	Institutional
	Money Market	Money Market
	Fund	Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities	$22,960,145	$679,783,907
Repurchase agreements	18,780,529	326,366,885

Total Investments	41,740,674	1,006,150,792
Interest receivable	20,714	1,397,192
Receivable from investment advisor	45,305	119,722
Prepaid expenses and other assets	1,086	43,245

Total Assets	41,807,779	1,007,710,951

LIABILITIES:
Dividends payable	28,336	711,254
Investment advisory fees payable	31,335	103,112
Administration fees payable	14,928	41,949
Transfer agency/ record keeping fees payable	21,294	80,489
Custody fees payable	3,978	13,287
Trustees’ fees and expenses payable	15,968	32,959
Accrued expenses and other payables	25,921	67,777

Total Liabilities	141,760	1,050,827

NET ASSETS	$41,666,019	$1,006,660,124

Investments, at cost	$41,740,674	$1,006,150,792

NET ASSETS consist of:
Undistributed net investment income	$—	$5,163
Paid-in capital	41,666,019	1,006,654,961

	$41,666,019	$1,006,660,124

NET ASSETS:
Class Y Shares	$41,666,019	$1,006,660,124

SHARES OUTSTANDING:
Class Y Shares	41,666,019	1,006,654,962

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00	$1.00

See Notes to Financial Statements.

8

The Munder Institutional Funds

Statements of Operations, For the Year Ended December 31, 2003

	Munder
	Institutional	Munder
	Government	Institutional
	Money Market	Money Market
	Fund	Fund

INVESTMENT INCOME:
Interest	$954,831	$14,674,622

EXPENSES:
Investment advisory fees	177,407	2,377,886
Administration fees	50,410	652,253
Transfer agency/ record keeping fees	40,732	502,129
Custody fees	29,007	174,162
Legal and audit fees	54,916	99,544
Trustees’ fees and expenses	23,243	30,344
Printing, mailing and solicitation fees	19,843	4,913
Registration and filing fees	1,471	20,477
Other	2,783	66,144

Total Expenses	399,812	3,927,852
Fees waived and expenses reimbursed by investment advisor	(293,374)	(2,500,735)

Net Expenses	106,438	1,427,117

NET INVESTMENT INCOME	848,393	13,247,505

NET REALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	—	43

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$848,393	$13,247,548

See Notes to Financial Statements.

9

The Munder Institutional Funds

Statements of Changes in Net Assets

	Munder Institutional Government
	Money Market Fund

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002

Net investment income	$848,393	$406,696

Net increase in net assets resulting from operations	848,393	406,696
Dividends to shareholders from net investment income:
Class Y Shares	(848,393)	(406,696)
Net increase in net assets from Fund share transactions:
Class Y Shares	11,775,597	16,672,146

Net increase in net assets	11,775,597	16,672,146
NET ASSETS:
Beginning of year	29,890,422	13,218,276

End of year	$41,666,019	$29,890,422

Capital Stock Activity(a):
Class Y Shares:
Sold	$887,193,619	$135,350,030
Redeemed	(875,418,022)	(118,677,884)

Net increase	$11,775,597	$16,672,146

(a)	Since the Munder Institutional Government Money Market Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

10

The Munder Institutional Funds

Statements of Changes in Net Assets (continued)

	Munder Institutional
	Money Market Fund

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002

Net investment income	$13,247,505	$15,488,029
Net realized gain on investments sold	43	—

Net increase in net assets resulting from operations	13,247,548	15,488,029
Dividends to shareholders from net investment income:
Class Y Shares	(13,247,505)	(15,488,029)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(216,719,971)	669,606,696

Net increase/(decrease) in net assets	(216,719,928)	669,606,696
NET ASSETS:
Beginning of year	1,223,380,052	553,773,356

End of year	$1,006,660,124	$1,223,380,052

Undistributed net investment income	$5,163	$—

Capital Stock Activity(a):
Class Y Shares:
Sold	$2,809,183,901	$2,842,569,801
Issued as reinvestment of dividends	1,941,870	672,025
Redeemed	(3,027,845,742)	(2,173,635,130)

Net increase/(decrease)	$(216,719,971)	$669,606,696

(a)	Since the Munder Institutional Money Market Fund has sold, issued as reinvestment of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

11

Munder Institutional Government Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares

	Year	Year	Period
	Ended	Ended	Ended
	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.010	0.016	0.005

Total from investment operations	0.010	0.016	0.005

Less distributions:
Distributions from net investment income	(0.010)	(0.016)	(0.005)

Total distributions	(0.010)	(0.016)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return(b)	1.05%	1.62%	0.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,666	$29,890	$13,218
Ratio of operating expenses to average net assets	0.12%	0.12%	0.12	%(c)
Ratio of net investment income to average net assets	0.96%	1.60%	2.13	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.45%	0.50%	0.46	%(c)

(a)	The Munder Institutional Government Money Market Fund commenced operations on October 3, 2001.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

12

Munder Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.011	0.018	0.041	0.062	0.050

Total from investment operations	0.011	0.018	0.041	0.062	0.050

Less distributions:
Dividends from net investment income	(0.011)	(0.018)	(0.041)	(0.062)	(0.050)

Total distributions	(0.011)	(0.018)	(0.041)	(0.062)	(0.050)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	1.12%	1.79%	4.20%	6.44%	5.09%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,006,660	$1,223,380	$553,773	$155,191	$102,535
Ratio of operating expenses to average net assets	0.12%	0.12%	0.12%	0.18%	0.20	%(c)
Ratio of net investment income to average net assets	1.11%	1.74%	3.63%	6.26%	4.99	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.33%	0.31%	0.33%	0.31%	0.37	%(c)

(a)	The Munder Institutional Money Market Fund Class Y shares commenced operations on January 4, 1999.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

13

[This Page Intentionally Left Blank]

14

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003

1. Organization

    As of December 31, 2003, the Munder Funds consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund (each a “Fund”, and collectively the “Institutional Funds”). MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the Institutional Funds offers four classes of shares — Class K, Class Y, Class Y-2 (Preferred) and Class Y-3 (Investor) Shares. At December 31, 2003, the Class K, Class Y-2 (Preferred) and Class Y-3 (Investor) Shares of the Institutional Funds had not yet commenced operations. Financial statements of the other Munder Funds are presented in separate reports.

    Prior to April 30, 2003, the Institutional Funds were each a series of St. Clair Funds, Inc. (“St. Clair”), a Maryland corporation. On April 28, 2003, shareholders of the Munder Institutional Money Market Fund series of St. Clair (the “Predecessor Fund”) approved the reorganization and redomiciliation of the Predecessor Fund into the corresponding Fund. On April 30, 2003, shareholders of the Munder Institutional Government Money Market Fund series of St. Clair (also a “Predecessor Fund”) approved the reorganization and redomiciliation of such Predecessor Fund into the corresponding Fund. On April 30, 2003, each of the reorganizations and redomiciliations was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The

15

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Institutional Funds are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Institutional Funds is performed pursuant to procedures established by the Board of Trustees. Each Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to each Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request, additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, each Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to each Fund in the event each Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which each Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

16

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from each of the Institutional Funds a fee, computed and payable daily, based on the daily net assets of each Fund, at the following annual rates:

Fees on
Daily Net Assets

Munder Institutional Government Money Market Fund	0.20%(1)
Munder Institutional Money Market Fund	0.20%(1)

Prior to April 30, 2003, fees were computed daily and payable monthly.

(1)	The Advisor has contractually agreed to reduce the management fee to 0.12% for each of the Institutional Funds through April 30, 2004.

    The Advisor voluntarily waived fees and reimbursed certain expenses of the Institutional Funds for the year ended December 31, 2003, as follows:

		Expenses
	Fees Waived	Reimbursed

Munder Institutional Government Money Market Fund	$70,963	$222,411
Munder Institutional Money Market Fund	951,154	1,549,581

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of the Institutional Funds, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $3 billion	0.0577%
Next $3 billion	0.0557%
Thereafter	0.0532%

Prior to June 1, 2003, the fee schedule in effect was as follows:

Aggregate Net Assets	Annual Fee

First $3 billion	0.0510%
Next $3 billion	0.0490%
Thereafter	0.0465%

17

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended December 31, 2003, the Advisor earned $50,410 and $652,253 before payment of sub-administration fees and $35,330 and $450,133 after payment of sub-administration fees for its administrative services to the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund, respectively. During the year ended December 31, 2003, each of the Institutional Funds paid an effective rate of 0.0549% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $9,724 and $85,610 for its sub-transfer agency and other related services provided to the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund, respectively, for the year ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or

18

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

    The tax character of distributions paid to shareholders during the years ended December 31, 2003 and December 31, 2002 was as follows:

	Year Ended	Year Ended
	December	December
	31, 2003	31, 2002

	Ordinary	Ordinary
	Income	Income

Munder Institutional Government Money Market Fund	$848,393	$406,696
Munder Institutional Money Market Fund	13,247,505	15,488,029

    At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary
Income

Munder Institutional Government Money Market Fund	$12,110
Munder Institutional Money Market Fund	33,494

    The differences between book and tax distributable earnings are primarily due to deferred trustees fees.

    At December 31, 2003, aggregate cost for Federal income tax purposes was $41,740,674 and $1,006,150,792 for the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund, respectively.

5. Shareholder Meeting Results (Unaudited)

    Special Meetings of Shareholders (each, a “Special Meeting”) of the Predecessor Funds, each a series of St. Clair, were held on April 28, 2003. The Special Meeting for the Predecessor Fund to the Munder Institutional Government Money Market Fund was adjourned to another date in order to

19

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

permit shareholders further time to respond to the solicitation of proxies. That Special Meeting reconvened on April 30, 2003. The purpose of the Special Meetings was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

Proposal 1

    The purpose of this proposal was to elect the Munder Funds Board of Directors/ Trustees. The shareholders of each Predecessor Fund together with the other shareholders of St. Clair approved the proposal, as did the shareholders of The Munder Funds, Inc., The Munder Funds Trust and MFFT. The names of the Directors/ Trustees and the results of the election for St. Clair are as set forth below.

Nominees:		No. of Shares

David J. Brophy	For	793,815,116.192
	Withhold	20,037,321.828
	TOTAL	813,852,438.020
Joseph E. Champagne	For	793,831,468.246
	Withhold	20,020,969.774
	TOTAL	813,852,438.020
Thomas D. Eckert	For	793,877,158.726
	Withhold	19,975,279.294
	TOTAL	813,852,438.020
Charles W. Elliott	For	793,908,855.665
	Withhold	19,943,582.355
	TOTAL	813,852,438.020
John Engler	For	791,526,076.696
	Withhold	22,326,361.324
	TOTAL	813,852,438.020
Michael T. Monahan	For	793,866,049.527
	Withhold	19,986,388.493
	TOTAL	813,852,438.020
Arthur T. Porter	For	793,637,823.273
	Withhold	20,214,614.747
	TOTAL	813,852,438.020
John Rakolta, Jr.	For	793,770,985.712
	Withhold	20,081,452.308
	TOTAL	813,852,438.020

Proposal 2

    The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation (“Reorganization Agreement”), pursuant to which each of the Predecessor Funds would be reorganized with

20

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

and into its corresponding Fund as a separate series of MST. The shareholders of each Predecessor Fund approved the proposal and the results of the votes are as set forth below.

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	647,796,474.055
Against	0.000	224,136.945
Abstain	1,186,976.977	1,642,500.540
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

Proposal 3

    The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of each Predecessor Fund, which would also be applicable to the corresponding Fund. None of the proposals was intended to materially alter the investment risk associated with any Predecessor Fund or corresponding Fund or change the way in which either was managed. The shareholders of each Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

Proposal 3.A — Diversification

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	647,919,740.074
Against	0.000	0.000
Abstain	1,186,976.977	1,743,371.466
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

21

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3.B — Borrowing

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	647,919,740.074
Against	0.000	0.000
Abstain	1,186,976.977	1,743,371.466
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

Proposal 3.C — Senior Securities

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	630,177,111.937
Against	0.000	17,742,628.137
Abstain	1,186,976.977	1,743,371.466
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

Proposal 3.D — Underwriting Securities

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	631,458,440.675
Against	0.000	16,461,299.400
Abstain	1,186,976.977	1,743,371.465
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

Proposal 3.E — Real Estate

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	631,458,440.675
Against	0.000	16,461,299.400
Abstain	1,186,976.977	1,743,371.465
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

22

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3.F — Making Loans

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	631,458,440.675
Against	0.000	16,461,299.400
Abstain	1,186,976.977	1,743,371.465
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

Proposal 3.G — Concentration of Investments

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	14,164,563.544	631,458,440.675
Against	1,304,193.479	16,461,299.400
Abstain	1,186,976.977	1,743,371.465
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

Proposal 3.H — Commodities

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	630,177,111.936
Against	0.000	18,783,295.555
Abstain	1,186,976.977	702,704.049
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

Proposal 3.I — Pledging, Mortgaging and Hypothecating Fund Assets

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	631,458,440.675
Against	0.000	16,461,299.400
Abstain	1,186,976.977	1,743,371.465
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

23

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3.K — Investments for Control

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	14,164,563.544	631,458,440.675
Against	1,304,193.479	16,461,299.400
Abstain	1,186,976.977	1,743,371.465
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

Proposal 3.P — Reverse Repurchase Agreements

	No. of Shares

	Munder Institutional
	Government Money	Munder Institutional
	Market Fund	Money Market Fund

For	15,468,757.023	630,177,111.936
Against	0.000	18,783,295.555
Abstain	1,186,976.977	702,704.049
Broker Non-votes	0.000	0.000
TOTAL	16,655,734.000	649,663,111.540

6.	Proxy Voting Policies (Unaudited)

    A description of the policies and procedures that the Institutional Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

24

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

7. Trustees and Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
	Position(s) with	Office(1) and		Complex
	the Munder	Length of Time		Overseen	Other Directorships
Name, Address and Age	Funds	Served(2)	Principal Occupation(s) During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees
Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 67	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 65	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

25

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

				Number of
				Portfolios
		Term of		in Fund
	Position(s) with	Office(1) and		Complex
	the Munder	Length of Time		Overseen	Other Directorships
Name, Address and Age	Funds	Served(2)	Principal Occupation(s) During Past 5 Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee	Indefinite since 2/01	Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to present); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	None

26

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

Number of
Portfolios
		Term of		in Fund
	Position(s) with	Office(1) and		Complex
	the Munder	Length of Time		Overseen	Other Directorships
Name, Address and Age	Funds	Served(2)	Principal Occupation(s) During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee
Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02); Guilford Mills, Inc. (supplier of automotive textile products) (since 10/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

Term of
	Positions(s)	Office(1) and
	with the	Length of
Name, Address and Age	Munder Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers
James C. Robinson 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President and Principal Executive Officer	through 2/04; since 5/00	Chairman and Chief Executive Officer of Munder Capital Management (investment advisor) (since 1/00); Chief Investment Officer/Fixed Income of Munder Capital Management (1/90 to 1/00).

27

The Munder Institutional Funds

Notes to Financial Statements, December 31, 2003 (continued)

Term of
	Positions(s)	Office(1) and
	with the	Length of
Name, Address and Age	Munder Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 45	Vice President, Secretary and Chief Legal Officer	through 2/04; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Vice President and Principal Financial Officer	through 2/04; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/04; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Institutional Funds includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

28

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund of Munder Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund (the “Funds”) (two of the portfolios constituting Munder Series Trust), as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund of Munder Series Trust, at December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
February 10, 2004

29

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINSTYK1203

ANNUAL REPORT
December 31, 2003
Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March powered the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, to a 28.69% return for 2003. The rally was broad-based, with all ten economic sectors of the S&P 500® universe generating positive performance during the period. U.S. small-capitalization stocks, as measured by the S&P® SmallCap 600 Index, had an even more robust 38.79% return in 2003.

    In contrast to the improved stock market, the bond market weakened significantly in 2003. The Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a 4.10% return for the year. The three-month Treasury bill, a proxy for money market returns, had a 1.15% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information on the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

1	Portfolio of Investments
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements
21	Report of Ernst & Young LLP, Independent Auditors

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

[This Page Intentionally Left Blank]

ii

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2003

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 14.8%
$3,000,000	Credit Agricole, SA 1.308% due 10/18/2004	A-1+	P-1	$2,999,641
3,000,000	Deutsche Bank AG 1.150% due 05/10/2004	A-1+	P-1	3,000,000
4,000,000	Rabobank Nederland 1.230% due 03/19/2004	A-1+	P-1	3,999,872
3,000,000	Royal Bank of Scotland PLC 1.120% due 06/02/2004	A-1+	P-1	2,999,874
3,000,000	UBS AG 1.390% due 08/30/2004	A-1+	P-1	2,999,801
3,000,000	Westdeutsche Landesbank Girozentrale 1.450% due 11/17/2004	A-1+	P-1	2,999,605

TOTAL CERTIFICATES OF DEPOSIT
(Cost $18,998,793)				18,998,793

COMMERCIAL PAPER — 53.6%
3,000,000	American Honda Finance Corporation 1.060% due 01/23/2004	A-1	P-1	2,998,057
3,000,000	Asset Securitization Cooperative Corporation 1.090% due 01/27/2004	A-1	P-1	2,997,638
3,000,000	CC USA, Inc. 1.100% due 01/30/2004	A-1+	P-1	2,997,342
3,000,000	Corporate Receivables Corporation 1.080% due 01/26/2004	A-1+	P-1	2,997,750
3,000,000	CXC, Inc. 1.080% due 02/06/2004	A-1+	P-1	2,996,760
3,000,000	Falcon Asset Securitization Corporation 1.080% due 01/15/2004	A-1	P-1	2,998,740
3,000,000	Fleet Funding Corporation 1.080% due 01/12/2004	A-1+	P-1	2,999,010
3,000,000	General Electric Capital Corporation 1.080% due 02/18/2004	A-1+	P-1	2,995,680
3,000,000	Golden Funding Corporation 1.100% due 02/12/2004†	A-1	P-1	2,996,150

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2003 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
$3,000,000	ING U.S. Funding LLC 1.080% due 01/16/2004	A-1+	P-1	$2,998,650
3,000,000	International Lease Finance Corporation 1.030% due 01/13/2004	A-1+	P-1	2,998,970
3,000,000	K2 USA LLC 1.110% due 03/10/2004	A-1+	P-1	2,993,618
3,000,000	Lexington Parker Capital Corporation 1.150% due 01/09/2004	A-1	P-1	2,999,233
3,000,000	Liberty Street Funding Corporation 1.100% due 01/23/2004†	A-1	P-1	2,997,983
3,000,000	Marsh & McLennan Companies, Inc. 1.040% due 03/04/2004	A-1+	P-1	2,994,540
3,000,000	Moat Funding LLC 1.090% due 01/29/2004	A-1+	P-1	2,997,457
3,000,000	Park Avenue Receivables Corporation 1.090% due 01/06/2004	A-1	P-1	2,999,546
3,000,000	Preferred Receivables Funding Corporation 1.090% due 01/07/2004†	A-1	P-1	2,999,455
3,000,000	Sheffield Receivables Corporation 1.090% due 01/05/2004	A-1+	P-1	2,999,637
3,000,000	Sigma Finance, Inc. 1.110% due 01/14/2004	A-1+	P-1	2,998,797
3,000,000	Toronto Dominion Holdings USA, Inc. 1.075% due 02/11/2004	A-1	P-1	2,996,327

See Notes to Financial Statements.

2

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

$3,000,000	Toyota Motor Credit Corporation 1.050% due 02/17/2004	A-1+	P-1	$2,995,887
3,000,000	Transamerica Finance Corporation 1.090% due 01/15/2004	A-1	P-1	2,998,728

TOTAL COMMERCIAL PAPER
(Cost $68,945,955)				68,945,955

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 9.3%
3,000,000	Federal Home Loan Bank 1.150% due 08/13/2004	AAA	Aaa	3,000,000
	Federal Home Loan Mortgage Corporation:
3,000,000	1.049% due 02/12/2004†	AAA	Aaa	2,996,395
3,000,000	1.072% due 02/19/2004†	AAA	Aaa	2,995,672
3,000,000	Federal National Mortgage Association 1.059% due 01/22/2004†	AAA	Aaa	2,998,162

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $11,990,229)				11,990,229

REPURCHASE AGREEMENT — 22.3%
(Cost $28,719,471)
28,719,471	Agreement with Lehman Brothers Holdings, Inc., 0.820% dated 12/31/2003, to be repurchased at $28,720,779 on 1/02/2004, collateralized by $75,985,000 U.S. Treasury Strip, 8.000%†, maturing 11/15/2021 (value $29,294,331)			28,719,471

TOTAL INVESTMENTS
(Cost $128,654,448)	100.0%	128,654,448
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	33,503

NET ASSETS	100.0%	$128,687,951

†	Rate represents annualized yield at date of purchase.

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Statement of Assets and Liabilities, December 31, 2003

ASSETS:
Investments, at value See accompanying schedule:
Securities	$99,934,977
Repurchase agreement	28,719,471

Total Investments	128,654,448
Interest receivable	126,519
Prepaid expenses and other assets	9,231

Total Assets	128,790,198

LIABILITIES:
Trustees’ fees and expenses payable	20,683
Administration fees payable	16,910
Distribution and shareholder servicing fees payable	11,790
Transfer agency/ record keeping fees payable	6,908
Custody fees payable	2,526
Investment advisory fees payable	456
Accrued expenses and other payables	42,974

Total Liabilities	102,247

NET ASSETS	$128,687,951

Investments, at cost	$128,654,448

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,427)
Accumulated net realized loss on investments sold	(664)
Paid-in capital	128,698,042

$128,687,951

Net asset value, offering price and redemption price per share ($128,687,951/ 128,715,146 shares outstanding)	$1.00

See Notes to Financial Statements.

4

Liquidity Money Market Fund

Statement of Operations, For the Year Ended December 31, 2003

INVESTMENT INCOME:
Interest	$1,693,620

EXPENSES:
Distribution and shareholder servicing fees	471,263
Investment advisory fees	471,263
Administration fees	186,327
Printing, mailing and solicitation fees	152,866
Legal and audit fees	57,268
Transfer agency/ record keeping fees	40,345
Custody fees	29,528
Trustees’ fees and expenses	25,294
Registration and filing fees	8,727
Other	10,423

Total Expenses	1,453,304
Fees waived by distributor	(138,847)

Net Expenses	1,314,457

NET INVESTMENT INCOME	379,163

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$379,163

See Notes to Financial Statements.

5

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2003	December 31, 2002

Net investment income	$379,163	$1,590,914

Net increase in net assets resulting from operations	379,163	1,590,914
Dividends to shareholders from net investment income	(405,699)	(1,590,914)
Net decrease in net assets from Fund share transactions	(4,472,621)	(32,546,500)

Net decrease in net assets	(4,499,157)	(32,546,500)
NET ASSETS:
Beginning of period	133,187,108	165,733,608

End of period	$128,687,951	$133,187,108

Accumulated distributions in excess of net investment income	$(9,427)	$—

Capital Stock Activity(a):
Sold	$180,775,085	$125,551,741
Issued as reinvestment of dividends	405,673	1,590,880
Redeemed	(185,653,379)	(159,689,121)

Net decrease	$(4,472,621)	$(32,546,500)

(a)	Since the Liquidity Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

6

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.003	0.010	0.035	0.054	0.043

Total from investment operations	0.003	0.010	0.035	0.054	0.043

Less distributions:
Dividends from net investment income	(0.003)	(0.010)	(0.035)	(0.054)	(0.043)

Total distributions	(0.003)	(0.010)	(0.035)	(0.054)	(0.043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.30%	1.05%	3.52%	5.54%	4.35%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$128,688	$133,187	$165,734	$130,375	$109,551
Ratio of operating expenses to average net assets	0.98%	0.94%	0.84%	1.00%	0.96%
Ratio of net investment income to average net assets	0.28%	1.06%	3.39%	5.41%	4.28%
Ratio of operating expenses to average net assets without expense waivers	1.08%	0.94%	0.84%	1.00%	0.96%

(a)	The Liquidity Money Market Fund commenced operations on June 4, 1997.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

7

[This Page Intentionally Left Blank]

8

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003

1. Organization

    Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a portfolio of Munder Series Trust (“MST”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MST was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 31 portfolios as of December 31, 2003, each of which is a series of MST, The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Financial statements for the remaining Munder Funds are presented in separate reports.

    Prior to May 16, 2003, the Fund was a series of St. Clair Funds, Inc. (“St. Clair”). On May 15, 2003, shareholders of the Liquidity Money Market Fund series of St. Clair (the “Predecessor Fund”) approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On May 16, 2003, the reorganization and redomiciliation was completed.

    On April 30, 2003, the Predecessor Fund changed its name from the Liquidity Plus Money Market Fund to the Liquidity Money Market Fund.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at

9

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

least equal to the total amount of the repurchase obligation, including interest, and transfer upon request, additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its daily net assets. Prior to May 16, 2003, the fee was computed daily and payable monthly.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index

10

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    Prior to June 1, 2003, the fee schedule in effect was as follows:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.141%
Next $2.2 billion	0.131%
Next $5.0 billion	0.129%
Next $2.5 billion	0.080%
Thereafter	0.070%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended December 31, 2003, the Advisor earned $186,327 before payment of sub-administration fees and $49,492 after payment of sub-administration fees for its administrative services to the Fund. During the year ended December 31, 2003, the Fund paid an effective rate of 0.1394% for administrative services.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan.

11

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica, Inc. (“Comerica”), Comerica Securities, Inc. (“Comerica Securities”) or any of Comerica’s other affiliates receives any compensation from MST, MFFT or @Vantage. Comerica, through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis).

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

    The Distributor began voluntarily waiving a portion of its 12b-1 fees beginning on July 15, 2003. For the year ended December 31, 2003, this waiver amounted to $138,847.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended December 31, 2003, the Fund paid $354 to Comerica Securities and $0 to Comerica Bank for shareholder services provided to Fund shareholders.

5. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

12

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

    During the years ended December 31, 2003 and December 31, 2002, distributions of $405,699 and $1,590,914, respectively, were paid to shareholders from ordinary income on a tax basis.

    At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$7,185	$(664)	$6,521

    The differences between book and tax distributable earnings are primarily due to deferred trustees fees.

    At December 31, 2003, aggregate cost for Federal income tax purposes was $128,654,448.

    As determined at December 31, 2003, the Fund had available for Federal income tax purposes, $664 of unused capital losses of which $123 expires in 2007, $537 expires in 2009, and $4 expires in 2011.

6. Shareholder Meeting Results (Unaudited)

    A Special Meeting of Shareholders (“Special Meeting”) of the Predecessor Fund, a series of St. Clair, was held on April 28, 2003. This Special Meeting was adjourned to another date in order to permit shareholders further time to respond to the solicitation of proxies. The Special Meeting reconvened on April 30, 2003, was further adjourned, and reconvened again on May 15, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

Proposal 1

    The purpose of this proposal was to elect the Munder Funds Board of Directors/ Trustees. The shareholders of the Predecessor Fund together with the other shareholders of St. Clair approved the proposal, as did the shareholders of The Munder Funds, Inc., The Munder Funds Trust and MFFT. The names of

13

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

the Directors/ Trustees and the results of the election for St. Clair are as set forth below.

Nominees:		No. of Shares

David J. Brophy	For	793,815,116.192
	Withhold	20,037,321.828
	TOTAL	813,852,438.020
Joseph E. Champagne	For	793,831,468.246
	Withhold	20,020,969.774
	TOTAL	813,852,438.020
Thomas D. Eckert	For	793,877,158.726
	Withhold	19,975,279.294
	TOTAL	813,852,438.020
Charles W. Elliott	For	793,908,855.665
	Withhold	19,943,582.355
	TOTAL	813,852,438.020
John Engler	For	791,526,076.696
	Withhold	22,326,361.324
	TOTAL	813,852,438.020
Michael T. Monahan	For	793,866,049.527
	Withhold	19,986,388.493
	TOTAL	813,852,438.020
Arthur T. Porter	For	793,637,823.273
	Withhold	20,214,614.747
	TOTAL	813,852,438.020
John Rakolta, Jr.	For	793,770,985.712
	Withhold	20,081,452.308
	TOTAL	813,852,438.020

Proposal 2

    The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation (“Reorganization Agreement”), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

No. of Shares

For	75,764,961.034
Against	2,781,472.810
Abstain	3,435,976.636
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

14

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3

    The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

Proposal 3.A — Diversification

No. of Shares

For	72,605,874.338
Against	4,480,996.899
Abstain	4,895,539.243
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

Proposal 3.B — Borrowing

No. of Shares

For	72,202,612.414
Against	4,851,569.528
Abstain	4,928,228.538
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

Proposal 3.C — Senior Securities

No. of Shares

For	71,191,438.478
Against	5,788,486.519
Abstain	5,002,485.483
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

Proposal 3.D — Underwriting Securities

No. of Shares

For	71,040,958.555
Against	5,945,485.701
Abstain	4,995,966.224
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

15

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3.E — Real Estate

No. of Shares

For	72,316,854.913
Against	4,707,690.864
Abstain	4,957,864.703
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

Proposal 3.F — Making Loans

No. of Shares

For	71,033,079.232
Against	5,826,175.008
Abstain	5,123,156.240
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

Proposal 3.G — Concentration of Investments

No. of Shares

For	71,434,827.090
Against	5,579,711.267
Abstain	4,967,872.123
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

Proposal 3.H — Commodities

No. of Shares

For	71,290,952.428
Against	5,710,114.412
Abstain	4,981,343.640
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

Proposal 3.I — Pledging, Mortgaging and Hypothecating Fund Assets

No. of Shares

For	71,066,504.558
Against	6,009,191.225
Abstain	4,906,714.697
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

16

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

Proposal 3.J — Illiquid Securities

No. of Shares

For	70,972,862.869
Against	6,035,842.261
Abstain	4,973,705.350
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

Proposal 3.O — Margin Activities and Short Selling

No. of Shares

For	70,989,077.516
Against	6,026,461.905
Abstain	4,966,871.059
Broker Non-votes	57,205,508.000
TOTAL	139,187,918.480

7. Proxy Voting Policies (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

8. Trustees and Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Munder Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

17

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Munder Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 67	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan- Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 65	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

18

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Munder Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee	Indefinite since 2/01	Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to present); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	None

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02); Guilford Mills, Inc. (supplier of automotive textile products) (since 10/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

19

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2003 (continued)

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

Term of
	Position(s)	Office(1) and
	with the	Length of
Name, Address and Age	Munder Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers
James C. Robinson 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President and Principal Executive Officer	through 2/04; since 5/00	Chairman and Chief Executive Officer of Munder Capital Management (investment advisor) (since 1/00); Chief Investment Officer/Fixed Income of Munder Capital Management (1/90 to 1/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 45	Vice President, Secretary and Chief Legal Officer	through 2/04; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Vice President and Principal Financial Officer	through 2/04; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/04; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

20

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of Liquidity Money Market Fund of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Liquidity Money Market Fund (the “Fund”) (formerly, the Liquidity Plus Money Market Fund) (one of the portfolios constituting Munder Series Trust), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Money Market Fund of Munder Series Trust at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
February 10, 2004

21

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLIQ1203

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, the Code of Ethics was amended once to reflect the reorganization of the series of The Munder Funds, Inc. with and into corresponding series of Munder Series Trust. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 11(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John Rakolta, Jr., David J. Brophy, Arthur T. Porter and Thomas Eckert are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR). Dr. Brophy qualifies as an audit committee financial expert based on his experience as a Professor of Finance at the University of Michigan Business School since 1966, service as a director and advisor to a number of financial services firms and past service as a director of several public companies.

Item 4. Principal Accountant Fees and Services.

The registrant has 29 series. The following series of the registrant have a fiscal year ended December 31: Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund, Munder Institutional Money Market Fund and Liquidity Money Market Fund (the “12/31 Munder Funds”). The following series of the registrant have a fiscal year ended June 30: Munder Balanced Fund, Munder Bond Fund, Munder Cash Investment Fund, Munder Emerging Markets Fund, Munder Future Technology Fund, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder International Growth Fund, Munder Large-Cap Value Fund, Munder Michigan Tax-Free Bond Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund and Munder U.S. Government Income Fund (the “6/30 Munder Funds”).

Information provided in response to Item 4 includes amounts billed during the applicable fiscal years for services rendered by Ernst & Young LLP (“E&Y”), the registrant’s principal accountant, to (1) the 12/31 Munder Funds and the 6/30 Munder Funds when such Funds were series of other affiliated investment companies prior to being reorganized into series of the registrant and (2) series of the registrant that were liquidated during the relevant time period.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds

Year ended 12/31/03	$75,500	N/A
Year ended 6/30/03	N/A	$403,750
Year ended 12/31/02	$72,500	N/A
Year ended 6/30/02	N/A	$354,775

(b)	Audit Related Fees

The registrant was not billed any fees by E&Y for the last two fiscal years ended December 31 or June 30 for the 12/31 Munder Funds or 6/30 Munder Funds for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise included above.

During the fiscal years ended December 31, 2003 and 2002, no fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(c)	Tax Fees

The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds

Year ended 12/31/03	$31,000	N/A
Year ended 6/30/03	N/A	$127,500
Year ended 12/31/02	$24,500	N/A
Year ended 6/30/02	N/A	$122,500

During the fiscal years ended December 31, 2003 and 2002, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(d)	All Other Fees

The aggregate fees billed for professional services associated with identifying any passive foreign investment companies that the registrant may hold in order to ensure their appropriate tax treatment and with performing expense processing review rendered by E&Y for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds

Year ended 12/31/03	$0	N/A
Year ended 6/30/03	N/A	$28,000
Year ended 12/31/02	$0	N/A
Year ended 6/30/02	N/A	$55,948

During the fiscal years ended December 31, 2003 and 2002, no fees for other services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(e)	Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the registrant’s independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the registrant, its investment adviser or their affiliated persons or any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor’s independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the registrant, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting. Since November 12, 2002, the Audit Committee has delegated such authority to its Chairman.

Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by E&Y to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. As disclosed above in Items 4(b) through (d), there were no fees for such services during the applicable periods.

(f)	Less than 50 percent of the hours expended on E&Y’s engagement to audit the registrant’s financial statements for the fiscal year ended December 31, 2003 for the 12/31 Munder Funds and for the fiscal year ended June 30, 2003 for the 6/30 Munder Funds were attributed to work performed by persons other than E&Y’s full-time, permanent employees.

(g)	E&Y did not bill the registrant for any other non-audit services for the fiscal years ended December 31, 2003 and 2002 for the 12/31 Munder Funds or for the fiscal years ended June 30, 2003 and 2002 for the 6/30 Munder Funds other than as disclosed above.

The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the fiscal year ended December 31, 2003 and 2002 were $189,873 and $213,934, respectively. The aggregate non-audit fees billed by E&Y for services rendered to entities, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, in each of the fiscal years ended December 31, 2003 and 2002 was $41,000.

(h)	The registrant’s Audit Committee has determined that the non-audit services E&Y has rendered to Munder Capital Management and any entity controlling, controlled by, or under common control with Munder Capital Management that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a)  Within 90 days of the filing date of this Form N-CSR, James C. Robinson, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Robinson and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1) The Code of Ethics, as amended October 30, 2003, is attached hereto.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3) Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James C. Robinson

James C. Robinson
President

Date:	March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James C. Robinson

James C. Robinson
President and Principal Executive Officer

Date:	March 5, 2004

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 5, 2004

Exhibit Index

Exhibit No.	Description

11 (a)(1)	The Code of Ethics, as amended October 30, 2003, is attached hereto.

99.CERT	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

99.906 CERT	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.